As filed with the Securities and Exchange Commission on April 30, 2001

                                                 Registration No. 333-61063
                                                                  ---------
                                                                  811-7689



                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                            Immediate Income Builder

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE                [ ]

                            SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.  ___                [_]

                       Post-Effective Amendment No. 7                  [X]

                                      and

                         REGISTRATION STATEMENT UNDER                  [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  28                       [X]

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                   PFL RETIREMENT BUILDER VARIABLE ANNUITY
                                    ACCOUNT
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Approximate Date of Proposed Public Offering:  As soon as practicable after the
--------------------------------------------
effective date of the Registration statement.



Title of Securities Being Registered:  Single Premium Immediate Variable Annuity
------------------------------------

                                   Contracts

                          --------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485.
------

  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
------

        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
------

        on            pursuant to paragraph (a)(1) of Rule 485.
------     ----------


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ------
for a previously filed post-effective amendment.

                                                                       IMMEDIATE
                                                                  INCOME BUILDER

                                                                  Issued Through

                                     RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                                                              By

                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus
May 1, 2001

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Immediate Income Builder, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 544-3152 or write us at: Transamerica Life Insurance Company (formerly PFL Life Insurance Company), Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the underlying portfolios:

 .  are not bank deposits;

 .  are not federally insured;

 .  are not endorsed by any bank or government agency;

 .  are not guaranteed to achieve their goal; and

 .  are subject to risks, including loss of premium.
The immediate annuity contract has fixed and variable payment options. There are fourteen portfolios you can select from if you choose to receive variable payments. Annuity payments may be either variable or a combination of fixed and variable. You bear the investment risk if you choose variable payments.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

Variable Insurance Products Fund
(VIP) - Initial Class
Fidelity - VIP Money Market Portfolio
Fidelity - VIP High Income Portfolio
Fidelity - VIP Equity-Income Portfolio
Fidelity - VIP Growth Portfolio
Fidelity - VIP Overseas Portfolio

Variable Insurance Products Fund II
(VIP II) - Initial Class
Fidelity - VIP II Investment Grade Bond Portfolio
Fidelity - VIP II Asset Manager Portfolio
Fidelity - VIP II Asset Manager: Growth Portfolio
Fidelity - VIP II Index 500 Portfolio
Fidelity - VIP II Contrafund(R) Portfolio

Variable Insurance Products Fund III
(VIP III) - Initial Class
Fidelity - VIP III Balanced Portfolio
Fidelity - VIP III Growth & Income Portfolio
Fidelity - VIP III Growth Opportunities Portfolio
Fidelity - VIP III Mid Cap Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                                          Page
GLOSSARY OF TERMS.........................................................   3
SUMMARY...................................................................   4
EXPENSE TABLE.............................................................   7
EXAMPLES..................................................................   9
1.THE ANNUITY CONTRACT....................................................  14
2.PURCHASE................................................................  14
  Contract Issue Requirements.............................................  14
  Premium Payment.........................................................  14
  Allocation of Premium Payment...........................................  14
  Variable Annuity Units..................................................  14
3.ANNUITY PAYMENTS........................................................  15
  Annuity Payment Dates...................................................  15
  Payments Under the Contract.............................................  15
  Stabilized Payments.....................................................  15
  Variable or Combination Payments........................................  15
  Assumed Investment Return (AIR).........................................  16
  Calculation of Variable Payments........................................  16
  Payment Options.........................................................  17
4.INVESTMENT CHOICES......................................................  20
  The Separate Account....................................................  20
  Transfers...............................................................  21
5.EXPENSES................................................................  22
  Separate Account Charge.................................................  22
  Expenses of the Funds...................................................  22
  Premium Taxes...........................................................  22
  Other Taxes.............................................................  22
  Surrender Charge........................................................  22
  Transfer Fee............................................................  23
  Payment Guarantee Rider Fee.............................................  23
6.TAXES...................................................................  23
  Annuity Contract in General.............................................  23
  Qualified Contracts.....................................................  23
  Nonqualified Contracts..................................................  24
  Taxation of Death Benefit Proceeds......................................  24
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  25
  Transfers, Assignments or Exchanges of Contracts........................  25
  Possible Tax Law Changes................................................  25
  Diversification and Distribution Requirements...........................  25

7.SURRENDERS................................................................  25
  Surrender of Certain Only Payment Option..................................  25
  Surrender of Life With Emergency CashSM Payment Option....................  25
8.PERFORMANCE...............................................................  26
9.DEATH BENEFIT.............................................................  26
10.PAYMENT GUARANTEE RIDERS.................................................  27
  Initial Payment Guarantee.................................................  27
  Step-up Payment Guarantee.................................................  27
  Rider Fees................................................................  27
  Other Terms and Conditions................................................  27
11.OTHER INFORMATION........................................................  27
  Transamerica Life Insurance Company.......................................  27
  The Separate Account......................................................  28
  Voting Rights.............................................................  28
  Distributor of the Contracts..............................................  28
  Variations in Contract Provisions.........................................  28
  IMSA......................................................................  29
  Delay of Payments.........................................................  29
  Legal Proceedings.........................................................  29
  Financial Statements......................................................  29
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  29
APPENDIX A
  Condensed Financial Information...........................................  30
APPENDIX B
  Historical Performance Data...............................................  37
APPENDIX C
  Additional Fund Information...............................................  55
APPENDIX D
  Illustrations of Annuity Payment Values...................................  57

No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by Transamerica). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant -- The person(s) upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments -- Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR -- The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies) -- The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date -- The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s) -- "You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee -- The person or entity to whom annuity payments are paid.

Payment Date -- The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account -- Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account.

Stabilized Payment -- The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount -- The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner -- The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Supportable Payment -- The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day -- Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit -- Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by Transamerica Life Insurance Company (Transamerica, we, us or our), formerly PFL Life Insurance Company, is a contract between you, as the owner, and Transamerica, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2.PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium with approval from our home office.

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be permitted by state law. The amount of the refund will generally be the premium we receive, plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We generally will pay the refund within 7 days after we receive written notice of cancellation and the returned contract.

3.ANNUITY PAYMENTS

Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We generally do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase an optional payment guarantee rider to ensure a minimum payment amount. See Section 10 of this prospectus for more information.

Annuity payments may be scheduled either monthly, quarterly, semiannually or annually.

We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4.INVESTMENT CHOICES

You choose between fixed or variable annuity payments, or a combination of both. If you choose variable annuity payments you must also select one or more of the following portfolios described in the underlying fund prospectuses:

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY

 Fidelity - VIP Money Market Portfolio - Initial Class
 Fidelity - VIP High Income Portfolio - Initial Class
 Fidelity - VIP Equity-Income Portfolio - Initial Class
 Fidelity - VIP Growth Portfolio - Initial Class
 Fidelity - VIP Overseas Portfolio - Initial Class
 Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class Fidelity - VIP II Asset Manager Portfolio - Initial Class Fidelity - VIP II Asset Manager: Growth Portfolio - Initial Class Fidelity - VIP II Index 500 Portfolio - Initial Class
 Fidelity - VIP II Contrafund(R) Portfolio - Initial Class Fidelity - VIP III Balanced Portfolio - Initial Class
 Fidelity - VIP III Growth & Income Portfolio - Initial Class Fidelity - VIP III Growth Opportunities Portfolio - Initial Class Fidelity - VIP III Mid Cap Portfolio - Initial Class

Your variable annuity payments may go up or down with the investment performance of any of these portfolios. You bear this investment risk.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5.EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35% annually. This charge will not increase and does not apply to fixed annuity payments.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only variable payment option within the first nine years, we will deduct a surrender charge of up to 7% of the premium payment surrendered. If you surrender from a Life with Emergency CashSM payment option within the first four years, we will deduct a surrender charge of up to 4% of the premium payment surrendered. Surrenders are not allowed under any other payment options.

There is an extra charge if you elect one of the optional payment guarantee riders.

Management fees and other expenses are deducted from the portfolios' assets.

6.TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are generally considered as all taxable income.

7.SURRENDERS

You do not have access to your money and cannot surrender any of your contract unless you select either the Certain Only or Life with Emergency CashSM payment option. No other payment option allows surrenders. If you choose a Certain Only payment option you may surrender the present value of the remaining payments, less any applicable surrender charge. If you choose the Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge). The minimum amount you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8.PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information for the portfolios (adjusted to reflect the separate account charge) in Appendix B and in the Statement of Additional Information. This data does not indicate future performance.

9.DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10.PAYMENT GUARANTEE RIDERS

Two optional riders are available:

 . The initial payment guarantee - Your variable annuity payments will never be less than the initial variable annuity payment.

 . The step-up payment guarantee - Your variable annuity payments will never decrease.

There is an extra charge for these riders.

11.OTHER INFORMATION

This section of the prospectus contains information on:

 .  Transamerica Life Insurance Company
 .  The Separate Account
 .  Voting Rights
 .  Distributor of the Contracts
 .  Variations of Contract Provisions
 .  IMSA
 .  Delay of Payments
 .  Legal Proceedings
 .  Financial Statements

12.INQUIRIES

If you need more information, please contact our Administrative and Services Office at:

  Transamerica Life Insurance Company
  Variable Annuity Department
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183
  (800) 544-3152

                                 EXPENSE TABLE*






  Contract Owner Transaction Expenses

--------------------------------------------
Sales Load charged to premium.........  None
Annual Contract Administration
 Charge...............................  None
Transfer Fee (for transfers in excess
 of 6 in any contract year)(/1/)...... $  15
                                       -----
Maximum Surrender Charge (as a % of
 premium payment surrendered):
 . Life with Emergency CashSM payment
   option                                 4%
 . Other Life Contingent payment
   options                               N/A
 . Certain Only payment option
   (variable)                             7%
Payment Guarantee Rider (optional)
 . Initial Payment Guarantee           1.25%
                                       -----
 . Step-Up Payment Guarantee           2.50%
                                       =====

  Separate Account Annual Expenses
  (as a percentage of average net
              assets)

--------------------------------------------
Separate Account Charge:
Mortality and Expense Risk Charge....  1.20%
(This charge is 1.00% if you allocate
 $50,000 or more to variable annuity
 payments)
Administration Charge................  0.15%
                                       -----
Total................................  1.35%

-------------------------------------------------------------------------------

                         Portfolio Annual Expenses(/2/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

-------------------------------------------------------------------------------
                                                                        Total
                                                                      Portfolio
                                                  Management  Other    Annual
                                                     Fees    Expenses Expenses
-------------------------------------------------------------------------------
  Fidelity - VIP Money Market - Initial Class...     0.27%     0.08%    0.35%
  Fidelity - VIP High Income - Initial Class....     0.58%     0.10%    0.68%
  Fidelity - VIP Equity-Income - Initial
   Class(/3/)...................................     0.48%     0.08%    0.56%
  Fidelity - VIP Growth - Initial Class(/3/)....     0.57%     0.08%    0.65%
  Fidelity - VIP Overseas - Initial Class(/3/)..     0.72%     0.17%    0.89%
  Fidelity - VIP II Investment Grade Bond -
    Initial Class...............................     0.43%     0.11%    0.54%
  Fidelity - VIP II Asset Manager - Initial
   Class........................................     0.53%     0.08%    0.61%
  Fidelity - VIP II Asset Manager: Growth -
    Initial Class(/3/)..........................     0.58%     0.11%    0.69%
  Fidelity - VIP II Index 500 - Initial
   Class(/4/)...................................     0.24%     0.04%    0.28%
  Fidelity - VIP II Contrafund(R)  - Initial
   Class(/3/)...................................     0.57%     0.09%    0.66%
  Fidelity - VIP III Balanced - Initial
   Class(/3/)...................................     0.43%     0.15%    0.58%
  Fidelity - VIP III Growth & Income - Initial
   Class(/3/)...................................     0.48%     0.10%    0.58%
  Fidelity - VIP III Growth Opportunities -
    Initial Class(/3/)..........................     0.58%     0.10%    0.68%
  Fidelity - VIP III Mid Cap - Initial
   Class(/3/)...................................     0.57%     0.17%    0.74%

* The expenses herein are only applicable to premium payments allocated to variable annuity payments.

(/1/) There is currently no charge for any transfers, although Transamerica reserves the right to charge $15 for each transfer in excess of six per year.

(/2/) The fee table information relating to the portfolios is for the year 2000 and was provided to Transamerica by Fidelity Management & Research Company, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Future expenses may be higher or lower than these expenses.

(/3/) Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

(/4/) Fidelity Management & Research Company agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been: 0.24%, 0.09%, and 0.33%.

EXAMPLES -- TABLE A
The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2000, and the following assumptions:

 .  a $1,000 investment (and, therefore, a 1.35% separate account charge);
 .  a 5.0% annual return on assets;
 .  monthly payments;
 .  a 3.5% AIR (the expenses using a 5% AIR will be no greater than with the
   3.5% AIR unless you elect an optional payment rider guarantee);
 .  there are no premium taxes;
 .  no optional payment guarantee rider is elected;
 .  there are no transfers;
 . the entire premium is allocated to each subaccount; and . the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)

                                            30 Year Certain Only Annuity
                            ------------------------------------------------------------
                                 The contract is not
                                     surrendered           The contract is surrendered
----------------------------------------------------------------------------------------
                              1      3       5      10      1       3       5      10
  Subaccounts                Year  Years   Years   Years   Year   Years   Years   Years
----------------------------------------------------------------------------------------
  Fidelity - VIP Money
   Market - Initial Class   $16.71 $49.02 $ 79.79 $108.94 $86.71 $109.02 $119.79 $108.94
----------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income - Initial Class   $19.89 $58.18 $ 94.41 $128.51 $89.89 $118.18 $134.41 $128.51
----------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income - Initial Class   $18.73 $54.86 $ 89.13 $121.45 $88.73 $114.86 $129.13 $121.45
----------------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Initial Class           $19.60 $57.35 $ 93.09 $126.75 $89.60 $117.35 $133.09 $126.75
----------------------------------------------------------------------------------------
  Fidelity - VIP
   Overseas - Initial
   Class                    $21.91 $63.95 $103.57 $140.71 $91.91 $123.95 $143.57 $140.71
----------------------------------------------------------------------------------------
  Fidelity - VIP II
   Investment Grade Bond -
   Initial Class            $18.54 $54.30 $ 88.24 $120.27 $88.54 $114.30 $128.24 $120.27
----------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager -Initial Class   $19.22 $56.24 $ 91.33 $124.40 $89.22 $116.24 $131.33 $124.40
----------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager: Growth -
   Initial Class            $19.99 $58.45 $ 94.85 $129.10 $89.99 $118.45 $134.85 $129.10
----------------------------------------------------------------------------------------
  Fidelity - VIP II Index
   500 - Initial Class      $16.03 $47.06 $ 76.66 $104.73 $86.03 $107.06 $116.66 $104.73
----------------------------------------------------------------------------------------
  Fidelity - VIP II
   Contrafund(R) - Initial
   Class                    $19.70 $57.62 $ 93.53 $127.34 $89.70 $117.62 $133.53 $127.54
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Balanced - Initial
   Class                    $18.93 $55.41 $ 90.01 $122.63 $88.93 $115.41 $130.01 $122.63
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth & Income -
   Initial Class            $18.93 $55.41 $ 90.01 $122.63 $88.93 $115.41 $130.01 $122.63
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities -
   Initial Class            $19.89 $58.18 $ 94.41 $128.51 $89.89 $118.18 $134.41 $128.51
----------------------------------------------------------------------------------------
  Fidelity - VIP III Mid
   Cap - Initial Class      $20.47 $59.83 $ 97.04 $132.02 $90.47 $119.83 $137.04 $132.02

                                    Single Life Annuity with Emergency CashSM
                               ------------------------------------------------------
                                The contract is not
                                    surrendered          The contract is surrendered
-------------------------------------------------------------------------------------
                              1      3      5      10      1      3      5      10
  Subaccounts                Year  Years  Years   Years   Year  Years  Years   Years
-------------------------------------------------------------------------------------
  Fidelity - VIP Money
   Market - Initial Class   $16.57 $47.77 $76.32 $102.17 $46.57 $57.77 $76.32 $102.17
-------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income - Initial Class   $19.73 $56.70 $90.31 $120.56 $49.73 $66.70 $90.31 $120.56
-------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income - Initial Class   $18.58 $53.46 $85.26 $113.93 $48.58 $63.46 $85.26 $113.93
-------------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Initial Class           $19.44 $55.89 $89.05 $118.91 $49.44 $65.89 $89.05 $118.91
-------------------------------------------------------------------------------------
  Fidelity - VIP
   Overseas - Initial
   Class                    $21.73 $62.32 $99.09 $132.03 $51.73 $72.32 $99.09 $132.03
-------------------------------------------------------------------------------------
  Fidelity - VIP II
   Investment Grade Bond -
   Initial Class            $18.39 $52.92 $84.41 $112.82 $48.39 $62.92 $84.41 $112.82
-------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager - Initial Class  $19.06 $54.81 $87.37 $116.70 $49.06 $64.81 $87.37 $116.70
-------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager: Growth -
   Initial Class            $19.82 $56.96 $90.73 $121.11 $49.82 $66.96 $90.73 $121.11
-------------------------------------------------------------------------------------
  Fidelity - VIP II Index
   500 - Initial Class      $15.90 $45.86 $73.32 $ 98.21 $45.90 $55.86 $73.32 $ 98.21
-------------------------------------------------------------------------------------
  Fidelity - VIP II
   Contrafund(R) - Initial
   Class                    $19.54 $56.16 $89.47 $119.46 $49.54 $66.16 $89.47 $119.46
-------------------------------------------------------------------------------------
  Fidelity - VIP III
   Balanced - Initial
   Class                    $18.77 $54.00 $86.10 $115.04 $48.77 $64.00 $86.10 $115.04
-------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth & Income -
   Initial Class            $18.77 $54.00 $86.10 $115.04 $48.77 $64.00 $86.10 $115.04
-------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities -
   Initial Class            $19.73 $56.70 $90.31 $120.56 $49.73 $66.70 $90.31 $120.56
-------------------------------------------------------------------------------------
  Fidelity - VIP III Mid
   Cap - Initial Class      $20.30 $58.31 $92.83 $123.86 $50.30 $68.31 $92.83 $123.86

EXAMPLES -- TABLE B

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2000, and the following assumptions:

 .  a $1,000 investment (and, therefore, a 1.35% separate account charge);
 .  a 5.0% annual return on assets;
 .  monthly payments;
 .  a 3.5% AIR (the expenses using a 5% AIR will be no greater than with the
   3.5% AIR unless you elect an optional payment rider guarantee);
 .  there are no premium taxes;
 .  the optional step-up payment guarantee rider (2.50%) is elected;
 .  there are no transfers;
 . the entire premium is allocated to each subaccount; and . the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)

                                             30 Year Certain Only Annuity
                           ---------------------------------------------------------------
                                 The contract is not
                                     surrendered             The contract is surrendered
------------------------------------------------------------------------------------------
                              1       3       5      10       1       3       5      10
  Subaccounts                Year   Years   Years   Years   Year    Years   Years   Years
------------------------------------------------------------------------------------------
  Fidelity - VIP Money
   Market -Initial Class    $40.36 $115.63 $183.88 $245.45 $110.36 $175.63 $223.88 $245.45
------------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income - Initial Class   $43.40 $123.95 $196.52 $261.54 $113.40 $183.95 $236.52 $261.54
------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income -Initial Class    $42.30 $120.93 $191.95 $255.74 $112.30 $180.93 $231.95 $255.74
------------------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Initial Class           $43.13 $123.20 $195.38 $260.10 $113.13 $183.20 $235.38 $260.10
------------------------------------------------------------------------------------------
  Fidelity - VIP
   Overseas - Initial
   Class                    $45.33 $129.19 $204.43 $271.57 $115.33 $189.19 $244.43 $271.57
------------------------------------------------------------------------------------------
  Fidelity - VIP II
   Investment Grade Bond -
   Initial Class            $42.12 $120.43 $191.19 $254.77 $112.12 $180.43 $231.19 $254.77
------------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager - Initial Class  $42.76 $122.19 $193.86 $258.16 $112.76 $182.19 $233.86 $258.16
------------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager: Growth -
    Initial Class           $43.50 $124.20 $196.90 $262.02 $113.50 $184.20 $236.90 $262.02
------------------------------------------------------------------------------------------
  Fidelity - VIP II Index
   500 - Initial Class      $39.71 $113.85 $181.17 $241.98 $109.71 $173.85 $221.17 $241.98
------------------------------------------------------------------------------------------
  Fidelity - VIP II
   Contrafund(R) -
   Initial Class            $43.22 $123.45 $195.76 $260.58 $113.22 $183.45 $235.76 $260.58
------------------------------------------------------------------------------------------
  Fidelity - VIP III
   Balanced - Initial
   Class                    $42.48 $121.44 $192.72 $256.71 $112.48 $181.44 $232.72 $256.71
------------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth & Income -
   Initial Class            $42.48 $121.44 $192.72 $256.71 $112.48 $181.44 $232.72 $256.71
------------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities -
   Initial Class            $43.40 $123.95 $196.52 $261.54 $113.40 $183.95 $236.52 $261.54
------------------------------------------------------------------------------------------
  Fidelity - VIP III Mid
   Cap - Initial Class      $43.96 $125.45 $198.79 $264.42 $113.96 $185.45 $238.79 $264.42

                                     Single Life Annuity with Emergency CashSM
                           -------------------------------------------------------------
                                The contract is not
                                    surrendered            The contract is surrendered
----------------------------------------------------------------------------------------
                             1       3       5      10      1       3       5      10
  Subaccounts               Year   Years   Years   Years   Year   Years   Years   Years
----------------------------------------------------------------------------------------
  Fidelity - VIP Money
   Market - Initial Class  $40.04 $112.73 $176.09 $230.71 $70.04 $122.73 $176.09 $230.71
----------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income - Initial Class  $43.06 $120.86 $188.22 $245.92 $73.06 $130.86 $188.22 $245.92
----------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income - Initial Class  $41.96 $117.92 $183.83 $240.43 $71.96 $127.92 $183.83 $240.43
----------------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Initial Class          $42.79 $120.12 $187.12 $244.55 $72.79 $130.12 $187.12 $244.55
----------------------------------------------------------------------------------------
  Fidelity - VIP
   Overseas - Initial
   Class                   $44.97 $125.97 $195.81 $255.39 $74.97 $135.97 $195.81 $255.39
----------------------------------------------------------------------------------------
  Fidelity - VIP II
   Investment Grade
   Bond - Initial Class    $41.78 $117.42 $183.10 $239.52 $71.78 $127.42 $183.10 $239.52
----------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager -Initial Class  $42.42 $119.14 $185.66 $242.73 $72.42 $129.14 $185.66 $242.73
----------------------------------------------------------------------------------------
  Fidelity - VIP II Asset
   Manager:
   Growth - Initial Class  $43.15 $121.10 $188.58 $246.37 $73.15 $131.10 $188.58 $246.37
----------------------------------------------------------------------------------------
  Fidelity - VIP II Index
   500 - Initial Class     $39.40 $111.00 $173.48 $227.44 $69.40 $121.00 $173.48 $227.44
----------------------------------------------------------------------------------------
  Fidelity - VIP II
   Contrafund(R) -
   Initial Class           $42.88 $120.37 $187.49 $245.01 $72.88 $130.37 $187.49 $245.01
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Balanced - Initial
   Class                   $42.15 $118.41 $184.57 $241.35 $72.15 $128.41 $184.57 $241.35
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth & Income -
   Initial Class           $42.15 $118.41 $184.57 $241.35 $72.15 $128.41 $184.57 $241.35
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities -
   Initial Class           $43.06 $120.86 $188.22 $245.92 $73.06 $130.86 $188.22 $245.92
----------------------------------------------------------------------------------------
  Fidelity - VIP III Mid
   Cap - Initial Class     $43.61 $122.32 $190.40 $248.64 $73.61 $132.32 $190.40 $248.64

The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.

The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.

The examples are not a representation of past or future expenses. Actual expenses may be more or less than those shown.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the Immediate Income Builder. This is a single premium immediate annuity contract offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and is guaranteed by Transamerica. The amount of the variable annuity payments can vary depending on the investment performance of your investment choices.

The contract is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments generally begin within 30 days and must begin within one year.

2. PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

 . Transamerica receives all information needed to issue the contract; and . Transamerica receives your entire single premium payment.

Premium Payment

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our home office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at our Administrative and Service Office) of both the premium and all necessary information.

If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless you allow us to keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make the check for your premium payment payable only to Transamerica Life Insurance Company and send it to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%, and you must allocate at least $25,000 to variable annuity payments.

Variable Annuity Units

The portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

 . the premium reduced by any premium taxes, . the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),
 .  the payment option you choose,
 . the frequency of payments you choose, . the AIR you choose,
 .  the first payment date, and

 .  the variable annuity unit value of the subaccount(s) you initially select.

The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time. Additionally, with stabilized payments, the number of your variable annuity units will be adjusted on each contract anniversary.

3.ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after we receive the entire single premium and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. The payee is responsible for keeping us informed of their current address of record.

Stabilized Payments

You will receive variable annuity payments that are "stabilized" or held constant during each contract year, unless you elect at the time of purchase to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined (based on the investment performance of the subaccounts you selected) and you will be notified of the new stabilized payment amount for the upcoming contract year.

See the Statement of Additional Information for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all variable or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the underlying portfolios and is not guaranteed.

Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, 9, and 13) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:
 .  the performance of the applicable subaccounts after all expenses is equal to the AIR;
THEN:
 .  the variable annuity payments will remain constant.

IF:
 .  the performance of the subaccounts after all expenses exceeds the AIR;
THEN:
 .  the variable annuity payments will increase.

IF:
 .  the performance of the subaccounts after all expenses is less than the AIR;
THEN:
 .  the variable annuity payments will decrease.

You choose either a 3.5% AIR or a 5% AIR.

IF:
 .  you choose a 5% AIR instead of a 3.5% AIR;
THEN:
 . you will receive a higher initial payment; and . payments will increase less during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

IF:
 .  you choose a 3.5% AIR instead of a 5% AIR;
THEN:
 . you will receive a lower initial payment; and . payments will increase more during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix D for an illustration of the difference in the two AIRs.

Calculation of Variable Payments

The stabilized payment is calculated on each contract anniversary. The amount of the payment is determined by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The number of variable annuity units is adjusted to reflect the year to date difference between stabilized payment and non-stabilized payments. This calculation is performed for each subaccount and the sum of the subaccounts will equal the amount of your stabilized variable annuity payment.

Non-stabilized payments are calculated in accordance with the payment frequency you have chosen.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:

 .  the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by
 .  the net investment factor for that subaccount for the valuation period;
   multiplied by the daily factor for the valuation period.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

 . the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus

 . the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
 . a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

Payment Options

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible that the sum of annuity payments received may be less than the premium (except for option 10 -- Life Annuity with Premium Refund Payments).

1. Certain Only Annuity. This option provides annuity payments for a guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:
 . continue payments as they become due; or . pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining payments is calculated as of the date we receive due proof of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the value of the remaining payments is calculated using Transamerica's declared interest rates in effect at the time the contract was purchased.

No additional payments will be made under this option if the annuitant dies after all the guaranteed payments have been made.

If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the supportable payment at that time. Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2. Single Life Annuity. This option provides annuity payments for the annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4. 100% Joint and Survivor Life Annuity. This option provides annuity payments for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 4 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 7 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11. Single Life Annuity with Emergency CashSM. This option provides annuity payments for the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

12. Joint and Survivor Life Annuity with Emergency CashSM. This option provides annuity payments to the annuitant and the secondary annuitant while both are living. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency CashSM benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

13. Joint and Survivor Life Annuity with Emergency CashSM and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 12 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Likewise, the Life with Emergency CashSM benefit amount that is available to surrender and available as a death benefit will be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

Other payment options may be made available.

PLEASE NOTE CAREFULLY THAT IF:

 .  you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity,
   Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and
 .  the annuitant(s) dies before the due date of the second annuity payment;

THEN:
 .  we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4.INVESTMENT CHOICES

The Separate Account

The separate account currently consists of fourteen subaccounts.

The Underlying Funds. The subaccounts invest in shares of the underlying funds. Fidelity Management & Research Company (FMR) provides investment advice and administrative services for all of the underlying funds offered through this contract. The following subaccounts are currently offered:

VARIABLE INSURANCE PRODUCTS FUND (VIP):
Fidelity - VIP Money Market Portfolio - Initial Class
Fidelity - VIP High Income Portfolio - Initial Class
Fidelity - VIP Equity-Income Portfolio - Initial Class
Fidelity - VIP Growth Portfolio - Initial Class
Fidelity - VIP Overseas Portfolio - Initial Class

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class
Fidelity - VIP II Asset Manager Portfolio - Initial Class
Fidelity - VIP II Asset Manager: Growth Portfolio - Initial Class
Fidelity - VIP II Index 500 Portfolio - Initial Class
Fidelity - VIP II Contrafund(R) Portfolio - Initial Class

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
Fidelity - VIP III Balanced Portfolio - Initial Class
Fidelity - VIP III Growth & Income Portfolio -  Initial Class
Fidelity - VIP III Growth Opportunities Portfolio - Initial Class
Fidelity - VIP III Mid Cap Portfolio - Initial Class

The general public may not purchase shares of these underlying funds. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and underlying funds will be comparable to those of the underlying funds.

Detailed information about the underlying portfolios may be found in their current prospectuses. This includes a description of each portfolio's investment objectives, policies, and strategies.

These prospectuses are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest. Transamerica may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may vary from fund to fund and may be based on the amount of assets that Transamerica (or its affiliates) or the separate account invests in the underlying funds.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

See Appendix C for Additional Fund Information.

Transfers

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abuse or appears likely to abuse the transfer privilege.

Transfers Among Subaccounts. You may transfer amounts among subaccounts by telephoning us or by providing us with a notice that you have signed or an electronic notice that gives us the facts that we need.

Transfers From Variable to Fixed Payments. You may transfer all or a part of the value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency CashSM, you will receive a separate Life with Emergency CashSM benefit schedule for your fixed payments.

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

Transfers from Fixed to Variable Payments. You may not transfer from fixed to variable annuity payments.

5.EXPENSES

There are charges and expenses associated with your contract.

Separate Account Charge

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for the costs of administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Funds

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select the Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the surrender charge only applies during the first nine years, according to the following schedule:

                                                              Surrender Charge
Number of Years Since                                         (as a percentage
Premium Payment Date                                            of premium)
------------------------------------------------------------------------------
         0-1                                                         7%
------------------------------------------------------------------------------
         1-2                                                         7%
------------------------------------------------------------------------------
         2-3                                                         6%
------------------------------------------------------------------------------
         3-4                                                         6%
------------------------------------------------------------------------------
         4-5                                                         5%
------------------------------------------------------------------------------
         5-6                                                         4%
------------------------------------------------------------------------------
         6-7                                                         3%
------------------------------------------------------------------------------
         7-8                                                         2%
------------------------------------------------------------------------------
         8-9                                                         1%
------------------------------------------------------------------------------
      9 or more                                                      0%

For Certain Only fixed annuity payments, there is a 2% surrender charge in the calculation of the surrender value.

If you select the Life with Emergency CashSM payment option, you may also surrender all or a portion of your contract. The surrender charge only applies during the first four years for the Life with Emergency CashSM payment option, according to the following schedule:

                                                              Surrender Charge
Number of Years Since                                         (as a percentage
Premium Payment Date                                            of premium)
------------------------------------------------------------------------------
         0-1                                                         4%
------------------------------------------------------------------------------
         1-2                                                         3%
------------------------------------------------------------------------------
         2-3                                                         2%
------------------------------------------------------------------------------
         3-4                                                         1%
------------------------------------------------------------------------------
      4 or more                                                      0%

Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

Payment Guarantee Rider Fee

If you elect the initial payment guarantee, there is a daily rider fee of 1.25% annually of the daily net asset value.

If you elect the step-up payment guarantee, there is a daily rider fee of 2.50% annually of the daily net asset value.

6.TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out, either as a surrender or as an annuity payment. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or nonqualified.

Qualified Contracts

Qualified contracts are issued in connection with Individual Retirement Annuities (IRAs); Tax-Sheltered Annuities made available to employees of certain public school systems and tax-exempt organizations (403(b) plans); corporate and self-employed individually sponsored Pension, Profit Sharing and H.R. 10 Plans.

Surrenders and Annuity Payments. Generally, surrenders and annuity payments from qualified contracts are subject to federal income tax, and in most states, to state income tax. The amount of any distribution attributable to after-tax contributions is not subject to federal income tax.

The Internal Revenue Code also provides that surrenders may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after the taxpayer dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code); or
 . paid in a series of substantially equal payments made at least annually for the life or life expectancy of the annuitant or joint annuitant.

There may be other reasons or circumstances that allow a surrender in your particular situation to be exempt from the 10% penalty. You should consult your legal counsel or tax adviser if you are considering purchasing or requesting surrenders from a qualified contract.

Nonqualified Contracts

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Annuity Payments. Generally, the annuity payments from a nonqualified contract include both a return of premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.

Currently capital gains tax rates are not applicable to annuities.

If, after the contract issue date, annuity payments stop because an annuitant died, any premium that has not been recovered is generally allowable as a deduction for your last taxable year.

Surrenders. In a recent ruling, the Internal Revenue Service indicated that part of a partial surrender from an immediate annuity on or after the annuity starting date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial surrender from a non-qualified contract was taxable as ordinary income. Transamerica currently intends to report amounts received under such a partial surrender in accordance with the IRS's most recent ruling. Given the uncertainty in this area, your should consult a tax adviser regarding the tax consequences to you of a partial surrender. If you fully surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a tax advisor before partially or fully surrendering your contract.

The Internal Revenue Code also provides that surrenders may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; or . which come from premium payments made prior to August 14, 1982.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or beneficiary who is not also the owner or the selection of certain annuity commencement dates, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, or selection, should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the Statement of Additional Information. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

7.SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only or Life with Emergency CashSM payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences and a surrender charge may apply. If you do not specify which investment option(s) the surrender should come out of, then it will be taken out pro rata from your existing allocations. You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

For Certain Only fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using Transamerica's declared interest rates in effect at the time the contract was purchased). For Certain Only variable annuity payments, the surrender value is the present value of future payments (using the AIR you chose when the contract was issued) less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the Statement of Additional Information.

Surrender of Life with Emergency CashSM Payment Option

If you select the Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge).

8.PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying funds and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Fidelity - VIP Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity - VIP II Investment Grade Bond and the Fidelity - VIP High Income Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the subaccount over a 30 day period.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

If any owner dies before the first annuity payment, the premium we receive (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.

Death Benefits under Payment Options 10, 11, 12 and 13 will be paid in a lump sum.

If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant's beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully. In instances where the owner's estate is deemed to be the successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, distributions upon the death of an owner will comply with section 72(s) of the Code.

10.PAYMENT GUARANTEE RIDERS

You can only elect to purchase a payment guarantee at the time you purchase your contract. The guarantees only apply to variable annuity payments. There is an additional charge for these guarantees. If you do not purchase one of the payment guarantees you will receive non-guaranteed stabilized payments unless you elect otherwise.

The initial payment guarantee and the step-up payment guarantee do not establish or guarantee the performance of any subaccount.

Initial Payment Guarantee

With the initial payment guarantee, you receive stabilized payments that are guaranteed to never be less than the initial payment (i.e., the guaranteed payment).

Step-up Payment Guarantee

With the step-up payment guarantee, you receive stabilized payments that are guaranteed to never decrease. On each contract anniversary, we allocate a portion of any positive investment performance of the subaccounts to the stabilized payment for the following year, and the remainder is used to increase the number of variable annuity units. For information concerning the annual calculation of the step-up payment amount, please refer to the Statement of Additional Information.

Rider Fees

There is a charge for each of the initial payment guarantee rider and the step-up payment guarantee rider. This fee is reflected in the amount of the annuity payments that you receive if you select either payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The initial payment guarantee rider fee is equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

The step-up payment guarantee rider fee is equal to an annual rate of 2.50% of the daily net asset value in the subaccounts.

Other Terms and Conditions

You can only purchase the initial payment guarantee or step-up payment guarantee when you purchase your contract. You cannot add or delete either payment guarantee after you purchase your contract.

The payment guarantees are only available with the 3.5% AIR.

Termination. Both the initial payment guarantee rider and the step-up payment guarantee rider are irrevocable.

The initial payment guarantee benefit and the step-up payment guarantee benefit may vary by state and may not be available in all states.

11.OTHER INFORMATION

Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, formerly known as the PFL Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Fidelity Management & Research Company manages these funds.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. The obligations to pay the benefits due under the contract are Transamerica's responsibility.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like Transamerica, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD). It was incorporated in Pennsylvania in 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

Variations in Contract Provisions

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract, riders or endorsements attached to your contract.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Delay of Payments

Transamerica may delay any payments from the separate account if:

 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract -- General Provisions
Federal Tax Matters
Investment Experience
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Historical Performance Data
Legal Matters
Independent Auditors
Other Information
Financial Statements

For a free copy of the Statement of Additional Information please call us at
(800) 544-3152 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183.

                                   APPENDIX A

                       CONDENSED FINANCIAL INFORMATION *

The equivalent accumulation unit values and the number of variable equivalent accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

         The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payments.
                (Total Separate Account Annual Expenses: 1.35%)

                                          Equivalent   Equivalent   Number of
                                         Accumulation Accumulation  Equivalent
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial
 Class
 2000..................................   $1.023113    $1.073308     1,000.000
 1999(/1/).............................   $1.000000    $1.023113     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP High Income - Initial
 Class
 2000..................................   $0.999130    $0.764290     1,000.000
 1999(/1/).............................   $1.000000    $0.999130     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP Equity-Income - Initial
 Class
 2000..................................   $0.975731    $1.043842     1,000.000
 1999(/1/).............................   $1.000000    $0.975731     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP Growth - Initial Class
 2000..................................   $1.269380    $1.114982     1,000.000
 1999(/1/).............................   $1.000000    $1.269380     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP Overseas - Initial Class
 2000..................................   $1.381864    $1.102951     1,000.000
 1999(/1/).............................   $1.000000    $1.381864     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
 Bond - Initial Class
 2000..................................   $0.993693    $1.090497     1,000.000
 1999(/1/).............................   $1.000000    $0.993693     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager -
  Initial Class
 2000..................................   $1.083777    $1.027366    73,384.778
 1999(/1/).............................   $1.000000    $1.083777    38,851.309
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager:
 Growth - Initial Class
 2000..................................   $1.115920    $0.963784     1,000.000
 1999(/1/).............................   $1.000000    $1.115920     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Index 500 - Initial
 Class
 2000..................................   $1.125983    $1.007655     1,000.000
 1999(/1/).............................   $1.000000    $1.125983     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Contrafund (R) -
  Initial Class
 2000..................................   $1.167959    $1.076109     1,000.000
 1999(/1/).............................   $1.000000    $1.167959     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP III Balanced - Initial
 Class
 2000..................................   $1.009724    $0.953472     1,000.000
 1999(/1/).............................   $1.000000    $1.009724     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income -
  Initial Class
 2000..................................   $1.048420    $0.997078     1,000.000
 1999(/1/).............................   $1.000000    $1.048420     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial Class
 2000..................................   $1.013953    $0.829725     1,000.000
 1999(/1/).............................   $1.000000    $1.013953     1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap - Initial
 Class
 2000..................................   $1.379578    $1.820144     1,000.000
 1999(/1/).............................   $1.000000    $1.379578     1,000.000

(/1/) Period from May 28, 1999 through December 31, 1999.

* For financial reporting purposes, "Equivalent Accumulation Unit Value" and "Equivalent Accumulation Units" are used. The Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used to calculate annuity payments nor can they be used to establish any other contract value.

  The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payments and the Initial Payment Guarantee Rider
                                Charge is 1.25%
                (Total Separate Account Annual Expenses: 2.60%)

                                          Equivalent   Equivalent   Number of
                                         Accumulation Accumulation  Equivalent
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial
 Class
 2000..................................   $1.004754    $1.041245     999.923
 1999(/1/).............................   $1.000000    $1.004754     999.923
-------------------------------------------------------------------------------
Fidelity - VIP High Income - Initial
 Class
 2000..................................   $1.034341    $0.781591     996.410
 1999(/1/).............................   $1.000000    $1.034341     996.410
-------------------------------------------------------------------------------
Fidelity - VIP Equity-Income - Initial
 Class
 2000..................................   $1.007286    $1.064514     997.715
 1999(/1/).............................   $1.000000    $1.007286     997.715
-------------------------------------------------------------------------------
Fidelity - VIP Growth - Initial Class
 2000..................................   $1.161263    $1.007610     987.907
 1999(/1/).............................   $1.000000    $1.161263     987.907
-------------------------------------------------------------------------------
Fidelity - VIP Overseas - Initial Class
 2000..................................   $1.188729    $0.937260     994.447
 1999(/1/).............................   $1.000000    $1.188729     994.447
-------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
 Bond - Initial Class
 2000..................................   $0.991851    $1.075257     997.619
 1999(/1/).............................   $1.000000    $0.991851     997.619
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager -
  Initial Class
 2000..................................   $1.056482    $0.989317     994.982
 1999(/1/).............................   $1.000000    $1.056482     994.982
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager:
 Growth - Initial Class
 2000..................................   $1.078681    $0.920297     993.629
 1999(/1/).............................   $1.000000    $1.078681     993.629
-------------------------------------------------------------------------------
Fidelity - VIP II Index 500 - Initial
 Class
 2000..................................   $1.081814    $0.956372     994.392
 1999(/1/).............................   $1.000000    $1.081814     994.392
-------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R) -
  Initial Class
 2000..................................   $1.136264    $1.034177     991.532
 1999(/1/).............................   $1.000000    $1.136264     991.532
-------------------------------------------------------------------------------
Fidelity - VIP III Balanced - Initial
 Class
 2000..................................   $1.027391    $0.958366     994.301
 1999(/1/).............................   $1.000000    $1.027391     994.301
-------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income -
  Initial Class
 2000..................................   $1.032944    $0.970426     995.891
 1999(/1/).............................   $1.000000    $1.032944     995.891
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial Class
 2000..................................   $1.028354    $0.831271     994.305
 1999(/1/).............................   $1.000000    $1.028354     994.305
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap - Initial
 Class
 2000..................................   $1.222348    $1.593118     992.145
 1999(/1/).............................   $1.000000    $1.222348     992.145

(/1/) Period from May 28, 1999 through December 31, 1999.

  The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payments and the Step-Up Payment Guarantee Rider
                                Charge is 2.50%.
                (Total Separate Account Annual Expenses: 3.85%)

                                          Equivalent   Equivalent   Number of
                                         Accumulation Accumulation  Equivalent
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial
 Class
 2000..................................   $1.002831    $1.026782     999.957
 1999(/1/).............................   $1.000000    $1.002831     999.957
-------------------------------------------------------------------------------
Fidelity - VIP High Income - Initial
 Class
 2000..................................   $1.032356    $0.770720     996.443
 1999(/1/).............................   $1.000000    $1.032356     996.443
-------------------------------------------------------------------------------
Fidelity - VIP Equity-Income - Initial
 Class
 2000..................................   $1.005343    $1.049710     997.748
 1999(/1/).............................   $1.000000    $1.005343     997.748
-------------------------------------------------------------------------------
Fidelity - VIP Growth - Initial Class
 2000..................................   $1.159032    $0.993587     987.939
 1999(/1/).............................   $1.000000    $1.159032     987.939
-------------------------------------------------------------------------------
Fidelity - VIP Overseas - Initial Class
 2000..................................   $1.186455    $0.924226     994.480
 1999(/1/).............................   $1.000000    $1.186455     994.480
-------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
 Bond - Initial Class
 2000..................................   $0.989942    $1.060304     997.653
 1999(/1/).............................   $1.000000    $0.989942     997.653
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager -
  Initial Class
 2000..................................   $1.054451    $0.975562     995.015
 1999(/1/).............................   $1.000000    $1.054451     995.015
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager -
 Growth - Initial Class
 2000..................................   $1.076610    $0.907497     993.661
 1999(/1/).............................   $1.000000    $1.076610     993.661
-------------------------------------------------------------------------------
Fidelity - VIP II Index 500 - Initial
 Class
 2000..................................   $1.079734    $0.943062     994.425
 1999(/1/).............................   $1.000000    $1.079734     994.425
-------------------------------------------------------------------------------
Fidelity - VIP II Contrafund (R) -
  Initial Class
 2000..................................   $1.134083    $1.019795     991.565
 1999(/1/).............................   $1.000000    $1.134083     991.565
-------------------------------------------------------------------------------
Fidelity - VIP III Balanced - Initial
 Class
 2000..................................   $1.025415    $0.945039     994.333
 1999(/1/).............................   $1.000000    $1.025415     994.333
-------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income -
  Initial Class
 2000..................................   $1.030959    $0.956919     995.924
 1999(/1/).............................   $1.000000    $1.030959     995.924
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial Class
 2000..................................   $1.026377    $0.819708     994.337
 1999(/1/).............................   $1.000000    $1.026377     994.337
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap - Initial
 Class
 2000..................................   $1.220006    $1.570992     992.178
 1999(/1/).............................   $1.000000    $1.220006     992.178

(/1/) Period from May 28, 1999 through December 31, 1999.

 The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments.
                (Total Separate Account Annual Expenses: 1.15%)

                                                                    Number of
                                  Equivalent        Equivalent      Equivalent
                              Accumulation Unit  Accumulation Unit Accumulation
                              Value at Beginning   Value at End    Units at End
                                   of Year            of Year        of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money
 Market - Initial Class
 2000.......................      $1.024315          $1.076688       1,000.000
 1999(/1/)..................      $1.000000          $1.024315       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP High Income -
  Initial Class
 2000.......................      $1.000301          $0.766694       1,000.000
 1999(/1/)..................      $1.000000          $1.000301       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP Equity-
 Income - Initial Class
 2000.......................      $0.976882          $1.047131       1,000.000
 1999(/1/)..................      $1.000000          $0.976882       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP Growth -
  Initial Class
 2000.......................      $1.270862          $1.118477      76,671.513
 1999(/1/)..................      $1.000000          $1.270862      52,331.620
-------------------------------------------------------------------------------
Fidelity - VIP Overseas -
  Initial Class
 2000.......................      $1.383479          $1.106424      12,105.772
 1999(/1/)..................      $1.000000          $1.383479       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Investment
 Grade Bond - Initial Class
 2000.......................      $0.994859          $1.093932       1,000.000
 1999(/1/)..................      $1.000000          $0.994859       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Asset
 Manager - Initial Class
 2000.......................      $1.085052          $1.030594       1,000.000
 1999(/1/)..................      $1.000000          $1.085052       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Asset
 Manager: Growth - Initial
 Class
 2000.......................      $1.117226          $0.966806       1,000.000
 1999(/1/)..................      $1.000000          $1.117226       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Index
 500 - Initial Class
 2000.......................      $1.127296          $1.010822      20,604.087
 1999(/1/)..................      $1.000000          $1.127296       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP II Contrafund
 (R) - Initial Class
 2000.......................      $1.169328          $1.079497      82,154.750
 1999(/1/)..................      $1.000000          $1.169328      54,855.535
-------------------------------------------------------------------------------
Fidelity - VIP III
 Balanced - Initial Class
 2000.......................      $1.010912          $0.956488      52,186.074
 1999(/1/)..................      $1.000000          $1.010912      56,869.953
-------------------------------------------------------------------------------
Fidelity - VIP III Growth &
 Income - Initial Class
 2000.......................      $1.049654          $1.000218      63,526.059
 1999(/1/)..................      $1.000000          $1.049654      55,552.517
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial
 Class
 2000.......................      $1.015147          $0.832336      16,246.047
 1999(/1/)..................      $1.000000          $1.015147       1,000.000
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap -
  Initial Class
 2000.......................      $1.381195          $1.825865      65,899.321
 1999(/1/)..................      $1.000000          $1.381195       1,000.000

(/1/) Period from May 28, 1999 through December 31, 1999.

 The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments
            and the Initial Payment Guarantee Rider Charge is 1.25%.
                (Total Separate Account Annual Expenses: 2.40%)

                                                                    Number of
                                  Equivalent        Equivalent      Equivalent
                              Accumulation Unit  Accumulation Unit Accumulation
                              Value at Beginning  Value at End of  Units at End
                                   of Year             Year          of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money
 Market - Initial Class
 2000.......................      $1.005054          $1.043589       999.918
 1999(/1/)..................      $1.000000          $1.005054       999.918
-------------------------------------------------------------------------------
Fidelity - VIP High Income -
  Initial Class
 2000.......................      $1.034665          $0.783372       996.405
 1999(/1/)..................      $1.000000          $1.034665       996.405
-------------------------------------------------------------------------------
Fidelity - VIP Equity-
 Income - Initial Class
 2000.......................      $1.007599          $1.066920       997.710
 1999(/1/)..................      $1.000000          $1.007599       997.710
-------------------------------------------------------------------------------
Fidelity - VIP Growth -
  Initial Class
 2000.......................      $1.161623          $1.009883       987.901
 1999(/1/)..................      $1.000000          $1.161623       987.901
-------------------------------------------------------------------------------
Fidelity - VIP Overseas -
  Initial Class
 2000.......................      $1.189096          $0.939375       994.441
 1999(/1/)..................      $1.000000          $1.189096       994.441
-------------------------------------------------------------------------------
Fidelity - VIP II Investment
 Grade Bond - Initial Class
 2000.......................      $0.992161          $1.077685       997.614
 1999(/1/)..................      $1.000000          $0.992161       997.614
-------------------------------------------------------------------------------
Fidelity - VIP II Asset
 Manager - Initial Class
 2000.......................      $1.056810          $0.991553       994.976
 1999(/1/)..................      $1.000000          $1.056810       994.976
-------------------------------------------------------------------------------
Fidelity - VIP II Asset
 Manager: Growth - Initial
 Class
 2000.......................      $1.079016          $0.922374       993.624
 1999(/1/)..................      $1.000000          $1.079016       993.624
-------------------------------------------------------------------------------
Fidelity - VIP II Index
 500 - Initial Class
 2000.......................      $1.082150          $0.958521       994.387
 1999(/1/)..................      $1.000000          $1.082150       994.387
-------------------------------------------------------------------------------
Fidelity - VIP II
 Contrafund(R) - Initial
 Class
 2000.......................      $1.136618          $1.036526       991.526
 1999(/1/)..................      $1.000000          $1.136618       991.526
-------------------------------------------------------------------------------
Fidelity - VIP III
 Balanced - Initial Class
 2000.......................      $1.027713          $0.960545       994.295
 1999(/1/)..................      $1.000000          $1.027713       994.295
-------------------------------------------------------------------------------
Fidelity - VIP III Growth &
 Income - Initial Class
 2000.......................      $1.033269          $0.972613       995.885
 1999(/1/)..................      $1.000000          $1.033269       995.885
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial
 Class
 2000.......................      $1.028673          $0.833163       994.300
 1999(/1/)..................      $1.000000          $1.028673       994.300
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap -
  Initial Class
 2000.......................      $1.222724          $1.596717       992.140
 1999(/1/)..................      $1.000000          $1.222724       992.140

(/1/) Period from May 28, 1999 through December 31, 1999.

 The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments and the Step-Up Payment Guarantee Rider Charge is
                                     2.50%.
                (Total Separate Account Annual Expenses: 3.65%)

                                          Equivalent   Equivalent   Number of
                                         Accumulation Accumulation  Equivalent
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial
 Class
 2000..................................   $1.003130    $1.029048     999.951
 1999(/1/).............................   $1.000000    $1.003130     999.951
-------------------------------------------------------------------------------
Fidelity - VIP High Income - Initial
 Class
 2000..................................   $1.032670    $0.772439     996.438
 1999(/1/).............................   $1.000000    $1.032670     996.438
-------------------------------------------------------------------------------
Fidelity - VIP Equity-Income - Initial
 Class
 2000..................................   $1.005651    $1.052052     997.743
 1999(/1/).............................   $1.000000    $1.005651     997.743
-------------------------------------------------------------------------------
Fidelity - VIP Growth - Initial Class
 2000..................................   $1.159391    $0.995810     987.934
 1999(/1/).............................   $1.000000    $1.159391     987.934
-------------------------------------------------------------------------------
Fidelity - VIP Overseas - Initial Class
 2000..................................   $1.186816    $0.926284     994.475
 1999(/1/).............................   $1.000000    $1.186816     994.475
-------------------------------------------------------------------------------
Fidelity - VIP II Investment Grade
 Bond - Initial Class
 2000..................................   $0.990245    $1.062672     997.647
 1999(/1/).............................   $1.000000    $0.990245     997.647
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager -
  Initial Class
 2000..................................   $1.054772    $0.977736     995.010
 1999(/1/).............................   $1.000000    $1.054772     995.010
-------------------------------------------------------------------------------
Fidelity - VIP II Asset Manager:
 Growth - Initial Class
 2000..................................   $1.076939    $0.909520     993.657
 1999(/1/).............................   $1.000000    $1.076939     993.657
-------------------------------------------------------------------------------
Fidelity - VIP II Index 500 - Initial
 Class
 2000..................................   $1.080067    $0.945166     994.419
 1999(/1/).............................   $1.000000    $1.080067     994.419
-------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R) -
  Initial Class
 2000..................................   $1.134431    $1.022078     991.560
 1999(/1/).............................   $1.000000    $1.134431     991.560
-------------------------------------------------------------------------------
Fidelity - VIP III Balanced - Initial
 Class
 2000..................................   $1.025731    $0.947154     994.328
 1999(/1/).............................   $1.000000    $1.025731     994.328
-------------------------------------------------------------------------------
Fidelity - VIP III Growth & Income -
  Initial Class
 2000..................................   $1.031275    $0.959072     995.919
 1999(/1/).............................   $1.000000    $1.031275     995.919
-------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities - Initial Class
 2000..................................   $1.026689    $0.821535     994.332
 1999(/1/).............................   $1.000000    $1.026689     994.332
-------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap - Initial
 Class
 2000..................................   $1.220375    $1.574484     992.173
 1999(/1/).............................   $1.000000    $1.220375     992.173

(/1/) Period from May 28, 1999 through December 31, 1999.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Fidelity -- VIP Money Market Subaccount. The yield of the Fidelity -- VIP Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Fidelity -- VIP Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract, and they assume you do not elect one of the optional payment guarantee riders. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular contract. To the extent that any or all of a premium tax, rider fee, and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee (1.20%) and the administrative charges (0.15%). Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS
                          30 Year Certain Only Annuity

                                                                Inception of the
                                                                Subaccount(/1/)
Subaccount                                                        to 12/31/00
--------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial Class....................       0.00%
Fidelity - VIP High Income - Initial Class.....................     (20.47%)
Fidelity - VIP Equity-Income - Initial Class...................      (2.11%)
Fidelity - VIP Growth - Initial Class..........................       3.42%
Fidelity - VIP Overseas - Initial Class........................       2.77%
Fidelity - VIP II Investment Grade Bond - Initial Class........       0.93%
Fidelity - VIP II Asset Manager - Initial Class................      (2.72%)
Fidelity - VIP II Asset Manager: Growth - Initial Class........      (6.66%)
Fidelity - VIP II Index 500 - Initial Class....................      (3.83%)
Fidelity - VIP II Contrafund(R) - Initial Class................       0.54%
Fidelity - VIP III Balanced - Initial Class....................      (7.66%)
Fidelity - VIP III Growth & Income - Initial Class.............      (4.78%)
Fidelity - VIP III Growth Opportunities - Initial Class........     (15.88%)
Fidelity - VIP III Mid Cap - Initial Class.....................      42.75%

(/1/) The inception date for all of the subaccounts is May 28, 1999.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for either optional payment guarantee.

                                    TABLE 2
                   NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS
           The contract can not be surrendered or is not surrendered

                                                                Inception of the
                                                                Subaccount(/1/)
Subaccount                                                        to 12/31/00
--------------------------------------------------------------------------------
Fidelity - VIP Money Market - Initial Class....................        4.55%
Fidelity - VIP High Income - Initial Class.....................     (15.56%)
Fidelity - VIP Equity-Income - Initial Class...................        2.74%
Fidelity - VIP Growth - Initial Class..........................        7.09%
Fidelity - VIP Overseas - Initial Class........................        6.36%
Fidelity - VIP II Investment Grade Bond - Initial Class........        5.60%
Fidelity - VIP II Asset Manager - Initial Class................        1.71%
Fidelity - VIP II Asset Manager: Growth - Initial Class........      (2.29%)
Fidelity - VIP II Index 500 - Initial Class....................        0.48%
Fidelity - VIP II Contrafund(R) - Initial Class................        4.72%
Fidelity - VIP III Balanced - Initial Class....................      (2.95%)
Fidelity - VIP III Growth & Income - Initial Class.............      (0.18%)
Fidelity - VIP III Growth Opportunities - Initial Class........     (11.08%)
Fidelity - VIP III Mid Cap - Initial Class.....................       45.78%

(/1/) The inception date for all of the subaccounts is May 31, 1999.

Hypothetical (Adjusted Historical) Performance Data

The following graphs show how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 2000. The information presented includes periods prior to the inception date of the subaccounts, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.

The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual net expenses of each are reflected in the graph for each portfolio. The graphs do not reflect any premium tax or payment guarantee rider charge.

Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 3.5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Each graph also assumes monthly variable payments (not stabilized payments) and that neither optional payment guarantee was elected. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 3.5% AIR, the premium needed would be $86,188.00. If the purchaser were female, the premium necessary would be $95,684.00. This is because females have a longer life expectancy than males.

The monthly payments depicted in the graphs are not based on actual contracts. They are based on adjusted historical performance results of the portfolios and are not projections or indications of future results. Transamerica does not guarantee and does not suggest that any subaccount or contract issued by Transamerica will generate these or similar average monthly payments for any period of time. The graphs are for illustration purposes only and do not represent future variable annuity payments or future investment returns. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

            FIDELITY -- VIP MONEY MARKET PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment

 .  Portfolio inception date -- April 1, 1982

                Monthly             Hypothetical                    Hypothetical
                Payment              (Adjusted                  (Adjusted Historical)
                Amounts             Historical)                 Average Annual Total
                at End              Annual Total               Return* (Periods Ended
   Year         of Year               Return*                        12/31/2000)
----------------------------------------------------------------------------------------------
   1995          $666                  4.46%                     1 Year                  4.91%
----------------------------------------------------------------------------------------------
   1996          $669                  3.99%                     5 Years                 4.16%
----------------------------------------------------------------------------------------------
   1997          $673                  4.10%                    10 Years                 3.71%
----------------------------------------------------------------------------------------------
   1998          $676                  4.05%                 Since Inception             5.27%
----------------------------------------------------------------------------------------------
   1999          $678                  3.77%
----------------------------------------------------------------------------------------------
   2000          $687                  4.91%

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP Money Market Portfolio, adjusted to reflect the 1.35% separate account charge.

             FIDELITY -- VIP HIGH INCOME PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- September 19, 1985

               Monthly           Hypothetical
               Payment            (Adjusted                     Hypothetical
               Amounts           Historical)               (Adjusted Historical)
               at End            Annual Total           Average Annual Total Return*
   Year        of Year             Return*               (Periods Ended 12/31/2000)
------------------------------------------------------------------------------------------
   1995        $  964               19.12%                  1 Year                (23.50%)
------------------------------------------------------------------------------------------
   1996        $1,048               12.51%                  5 Years                 0.13%
------------------------------------------------------------------------------------------
   1997        $1,175               16.11%                 10 Years                 8.40%
------------------------------------------------------------------------------------------
   1998        $1,072               (5.62%)             Since Inception             6.87%
------------------------------------------------------------------------------------------
   1999        $1,105                6.72%
------------------------------------------------------------------------------------------
   2000        $  817              (23.50%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP High Income Portfolio, adjusted to reflect the 1.35% separate account charge.

            FIDELITY -- VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- October 9, 1986

                Monthly             Hypothetical                     Hypothetical
                Payment              (Adjusted                  (Adjusted) Historical
                Amounts             Historical)              Average Annual Total Return*
                at End              Annual Total              (Periods Ended 12/31/2000)
   Year         of Year               Return*
-----------------------------------------------------------------------------------------------
   1995         $1,007                 33.32%                    1 Year                   6.98%
-----------------------------------------------------------------------------------------------
   1996         $1,097                 12.76%                    5 Years                 12.00%
-----------------------------------------------------------------------------------------------
   1997         $1,340                 26.42%                   10 Years                 15.80%
-----------------------------------------------------------------------------------------------
   1998         $1,426                 10.14%                Since Inception             11.77%
-----------------------------------------------------------------------------------------------
   1999         $1,445                  4.92%
-----------------------------------------------------------------------------------------------
   2000         $1,494                  6.98%

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP Equity-Income Portfolio, adjusted to reflect the 1.35% separate account charge.

               FIDELITY -- VIP GROWTH PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- October 9, 1986

               Monthly           Hypothetical
               Payment            (Adjusted)                    Hypothetical
               Amounts            Historical               (Adjusted Historical)
               at End            Annual Total           Average Annual Total Return*
   Year        of Year             Return*               (Periods Ended 12/31/2000)
------------------------------------------------------------------------------------------
   1995        $1,137               33.59%                  1 Year                (12.16%)
------------------------------------------------------------------------------------------
   1996        $1,243               13.18%                  5 Years                17.73%
------------------------------------------------------------------------------------------
   1997        $1,463               21.85%                 10 Years                18.45%
------------------------------------------------------------------------------------------
   1998        $1,946               37.66%              Since Inception            14.72%
------------------------------------------------------------------------------------------
   1999        $2,550               35.61%
------------------------------------------------------------------------------------------
   2000        $2,164              (12.61%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

              FIDELITY -- VIP OVERSEAS PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- January 28, 1987

               Monthly           Hypothetical
               Payment            (Adjusted                     Hypothetical
               Amounts           Historical)               (Adjusted Historical)
               at End            Annual Total           Average Annual Total Return*
   Year        of Year             Return*               (Periods Ended 12/31/2000)
------------------------------------------------------------------------------------------
   1995        $  613                8.28%                  1 Year                (20.18%)
------------------------------------------------------------------------------------------
   1996        $  661               11.64%                  5 Years                 8.96%
------------------------------------------------------------------------------------------
   1997        $  703               10.07%                 10 Years                 7.82%
------------------------------------------------------------------------------------------
   1998        $  756               11.30%              Since Inception             6.97%
------------------------------------------------------------------------------------------
   1999        $1,027               40.66%
------------------------------------------------------------------------------------------
   2000        $  792              (20.18%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP Overseas Portfolio, adjusted to reflect the 1.35% separate account charge.

      FIDELITY -- VIP II INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- December 5, 1988

                               Hypothetical
               Monthly          (Adjusted                Hypothetical
               Payment         Historical)       (Adjusted Historical) Average
            Amounts at End     Annual Total          Annual Total Return*
   Year        of Year           Return*          (Periods Ended 12/31/2000)
-------------------------------------------------------------------------------
   1995          $653             15.77%              1 Year              9.74%
-------------------------------------------------------------------------------
   1996          $642              1.80%              5 Years             4.74%
-------------------------------------------------------------------------------
   1997          $667              7.61%             10 Years             6.25%
-------------------------------------------------------------------------------
   1998          $693              7.40%          Since Inception         6.33%
-------------------------------------------------------------------------------
   1999          $653             (2.37%)
-------------------------------------------------------------------------------
   2000          $693              9.74%

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP II Investment Grade Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

          FIDELITY -- VIP II ASSET MANAGER PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .3.5% AIR
 .$500 initial monthly annuity payment
 .Portfolio inception date -- September 6, 1989

                               Hypothetical
               Monthly          (Adjusted                 Hypothetical
               Payment         Historical)       (Adjusted Historical) Average
            Amounts at End     Annual Total           Annual Total Return*
   Year        of Year           Return*           (Periods Ended 12/31/2000)
---------------------------------------------------------------------------------
   1995         $  725            15.41%              1 Year              (5.21%)
---------------------------------------------------------------------------------
   1996         $  792            13.08%              5 Years              9.69%
---------------------------------------------------------------------------------
   1997         $  911            19.06%             10 Years             10.47%
---------------------------------------------------------------------------------
   1998         $  999            13.52%          Since Inception          9.73%
---------------------------------------------------------------------------------
   1999         $1,058             9.61%
---------------------------------------------------------------------------------
   2000         $  969            (5.21%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP II Asset Manager Portfolio, adjusted to reflect the 1.35% separate account charge.

      FIDELITY -- VIP II ASSET MANAGER: GROWTH PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- January 3, 1995

                               Hypothetical
               Monthly          (Adjusted                Hypothetical
               Payment         Historical)       (Adjusted Historical) Average
            Amounts at End     Annual Total          Annual Total Return*
   Year        of Year           Return*          (Periods Ended 12/31/2000)
---------------------------------------------------------------------------------
   1995          $587                N/A              1 Year             (13.63%)
---------------------------------------------------------------------------------
   1996          $671             18.45%             5 Years              10.74%
---------------------------------------------------------------------------------
   1997          $801             23.42%             10 Years                N/A
---------------------------------------------------------------------------------
   1998          $897             16.01%         Since Inception          12.46%
---------------------------------------------------------------------------------
   1999          $986             13.72%
---------------------------------------------------------------------------------
   2000          $823            (13.63%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP II Asset Manager: Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

            FIDELITY -- VIP II INDEX 500 PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- August 27, 1992

               Monthly           Hypothetical
               Payment            (Adjusted                     Hypothetical
               Amounts           Historical)               (Adjusted Historical)
               at End            Annual Total           Average Annual Total Return*
   Year        of Year             Return*               (Periods Ended 12/31/2000)
------------------------------------------------------------------------------------------
   1995        $  689                35.40%                 1 Year                (10.51%)
------------------------------------------------------------------------------------------
   1996        $  806                21.09%                 5 Years                16.42%
------------------------------------------------------------------------------------------
   1997        $1,021                31.09%                10 Years                   N/A
------------------------------------------------------------------------------------------
   1998        $1,249                26.62%             Since Inception            15.40%
------------------------------------------------------------------------------------------
   1999        $1,435                18.91%
------------------------------------------------------------------------------------------
   2000        $1,241              (10.51%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP II Index 500 Portfolio, adjusted to reflect the 1.35% separate account charge.

          FIDELITY -- VIP II CONTRAFUND(R) PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- January 3, 1995

                               Hypothetical
               Monthly          (Adjusted                Hypothetical
               Payment         Historical)       (Adjusted Historical) Average
            Amounts at End     Annual Total          Annual Total Return*
   Year        of Year           Return*          (Periods Ended 12/31/2000)
---------------------------------------------------------------------------------
   1995         $  666              N/A               1 Year              (7.86%)
---------------------------------------------------------------------------------
   1996         $  770            19.61%              5 Years             16.25%
---------------------------------------------------------------------------------
   1997         $  912            22.51%             10 Years               N/A
---------------------------------------------------------------------------------
   1998         $1,130            28.27%          Since Inception         19.62%
---------------------------------------------------------------------------------
   1999         $1,338            22.60%
---------------------------------------------------------------------------------
   2000         $1,191            (7.86%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP II Contrafund(R) Portfolio, adjusted to reflect the 1.35% separate account charge.

            FIDELITY -- VIP III BALANCED PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- January 3, 1995

             Monthly       Hypothetical
             Payment        (Adjusted                   Hypothetical
             Amounts       Historical)         (Adjusted Historical) Average
             at End        Annual Total             Annual Total Return*
   Year      of Year         Return*             (Periods Ended 12/31/2000)
---------------------------------------------------------------------------------
   1995       $543              N/A                 1 Year                (5.57%)
---------------------------------------------------------------------------------
   1996       $569             8.51%                5 Years                8.15%
---------------------------------------------------------------------------------
   1997       $663            20.57%               10 Years                 N/A
---------------------------------------------------------------------------------
   1998       $744            16.08%            Since Inception            0.09%
---------------------------------------------------------------------------------
   1999       $742             3.15%
---------------------------------------------------------------------------------
   2000       $676            (5.57%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP III Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

         FIDELITY -- VIP III GROWTH & INCOME PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- December 31, 1996

             Monthly       Hypothetical
             Payment        (Adjusted                   Hypothetical
             Amounts       Historical)         (Adjusted Historical) Average
             at End        Annual Total             Annual Total Return*
   Year      of Year         Return*             (Periods Ended 12/31/2000)
---------------------------------------------------------------------------------
   1995        N/A              N/A                 1 Year                (4.90%)
---------------------------------------------------------------------------------
   1996       $500              N/A                 5 Years                 N/A
---------------------------------------------------------------------------------
   1997       $614            27.10%               10 Years                 N/A
---------------------------------------------------------------------------------
   1998       $759            27.88%            Since Inception           13.58%
---------------------------------------------------------------------------------
   1999       $790             7.71%
---------------------------------------------------------------------------------
   2000       $725            (4.90%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP III Growth & Income Portfolio, adjusted to reflect the 1.35% separate account charge.

      FIDELITY -- VIP III GROWTH OPPORTUNITIES PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- January 3, 1995

              Monthly         Hypothetical
              Payment          (Adjusted                     Hypothetical
              Amounts         Historical)            (Adjusted Historical) Average
              at End          Annual Total           Annual Total Return* (Periods
   Year       of Year           Return*                    Ended 12/31/2000)
----------------------------------------------------------------------------------------
   1995       $  632              N/A                    1 Year                 (18.17%)
----------------------------------------------------------------------------------------
   1996       $  713             16.70%                 5 Years                   9.15%
----------------------------------------------------------------------------------------
   1997       $  883             28.24%                 10 Years                    N/A
----------------------------------------------------------------------------------------
   1998       $1,049             22.97%             Since Inception              12.50%
----------------------------------------------------------------------------------------
   1999       $1,043              2.88%
----------------------------------------------------------------------------------------
   2000       $  824            (18.17%)

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP III Growth Opportunities Portfolio, adjusted to reflect the 1.35% separate account charge.

             FIDELITY -- VIP III MID CAP PORTFOLIO -- INITIAL CLASS

                             [Chart Appears Here]

Chart Specifications:
 .  3.5% AIR
 .  $500 initial monthly annuity payment
 .  Portfolio inception date -- December 28, 1998

                Monthly             Hypothetical                     Hypothetical
                Payment              (Adjusted                  (Adjusted Historical)
                Amounts             Historical)              Average Annual Total Return*
                at End              Annual Total              (Periods Ended 12/31/2000)
   Year         of Year               Return*
-----------------------------------------------------------------------------------------------
   1995           N/A                   N/A                      1 Year                  31.93%
-----------------------------------------------------------------------------------------------
   1996           N/A                   N/A                      5 Years                  N/A
-----------------------------------------------------------------------------------------------
   1997           N/A                   N/A                     10 Years                  N/A
-----------------------------------------------------------------------------------------------
   1998          $515                   N/A                  Since Inception              0.41%
-----------------------------------------------------------------------------------------------
   1999          $732                  47.06%
-----------------------------------------------------------------------------------------------
   2000          $933                  31.93%

* Historical returns for periods prior to the subaccount inception date (May 28, 1999) are total returns for the Fidelity -- VIP III Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.

APPENDIX C

                          ADDITIONAL FUND INFORMATION

Fidelity Management & Research Company (FMR) is the investment advisor for the underlying funds. FMR is a registered investment advisor under the Investment Advisors Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides numerous underlying funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. FMR charges the portfolios an investment management fee. These fees are part of the portfolios' operating expenses. See the attached prospectuses for the underlying funds for discussions of the Underlying funds' expenses.

There is no assurance that any of the portfolios will achieve its investment objective.

Transamerica may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that Transamerica (or its affiliates) or the separate account invests in the underlying funds.

The underlying funds' prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the Fidelity--VIP Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

 . operated as a management company under the 1940 Act or any other form permitted by law,

 . deregistered under the 1940 Act in the event such registration is no longer required, or

 .  combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may:

 . transfer the assets of the separate account associated with the contracts to another account or accounts,

 . restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account,

 .  create new separate accounts,

 . add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or

 .  add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The underlying funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies and qualified retirement plans, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to surrender its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

APPENDIX D

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES

The following graphs have been prepared to show how different variables affect your variable annuity payments over time. The graphs incorporate hypothetical rates of return and Transamerica does not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose an optional payment guarantee rider. The graph assumes no optional payment guarantee rider was selected.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The "Hypothetical Illustration" graph below illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $46,917.00; the entire premium was allocated to variable annuity payments; the AIR is 3.5%; the payment option is Single Life Annuity; a 81 year old male, and separate account charges of 1.35% and average portfolio expenses of 1.96%. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are 1.96%, 4.04%, and 8.04%, respectively).

                             [Chart Appears Here]

          Monthly Payments Assuming Different Gross Portfolio Returns

                                 Gross Portfolio Returns*
                                      --------------------
     Monthly Payment at the
      End of Contract Year        0.0%    6.0%     10.0%
----------------------------------------------------------
  Assumed First Monthly Payment  $   500 $   500 $     500
                1                $   474 $   503 $     522
                2                $   449 $   505 $     545
                3                $   425 $   508 $     569
                4                $   403 $   511 $     594
                5                $   381 $   513 $     620
                6                $   361 $   516 $     647
                7                $   342 $   519 $     675
                8                $   324 $   521 $     705
                9                $   307 $   524 $     736
               10                $   291 $   527 $     768
               11                $   275 $   529 $     802
               12                $   261 $   532 $     837
               13                $   247 $   535 $     874
               14                $   234 $   538 $     912
               15                $   222 $   541 $     952
               16                $   210 $   543 $     994
               17                $   199 $   546 $   1,037
               18                $   188 $   549 $   1,083
               19                $   179 $   552 $   1,130
               20                $   169 $   555 $   1,180

* The corresponding net returns are (1.96%), 4.04%, and 8.04%.

The "Monthly Payment Amounts with Different AIRs" graph below illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $49,170.00; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 80 year old male; separate account charges of 1.35%; average portfolio expenses of 0.61%; variable payments (not stabilized payments); no optional payment guarantee rider; and an annual return of the portfolios, after all expenses of 6%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5% AIR.

                             [Chart Appears Here]

                           Hypothetical Illustration

                    Monthly Payments Assuming Different AIRs
          (Net Portfolio Return = 6%, Gross Portfolio Return = 7.96%)

                                                                AIR
                                     ------------------------------------------------------
   Monthly Payment at the End of Year                 3.5%                              5%
-------------------------------------------------------------------------------------------
     Assumed First Monthly Payment                    $500                             $547
                    1                                 $512                             $552
                    2                                 $524                             $557
                    3                                 $537                             $562
                    4                                 $550                             $568
                    5                                 $563                             $573
                    6                                 $577                             $579
                    7                                 $591                             $584
                    8                                 $605                             $590
                    9                                 $620                             $595
                   10                                 $635                             $601
                   11                                 $650                             $607
                   12                                 $666                             $613
                   13                                 $682                             $618
                   14                                 $698                             $624
                   15                                 $715                             $630
                   16                                 $733                             $636
                   17                                 $750                             $642
                   18                                 $768                             $648
                   19                                 $787                             $655
                   20                                 $806                             $661

The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                      STATEMENT OF ADDITIONAL INFORMATION

                           IMMEDIATE INCOME BUILDER
                    (FORMERLY PFL IMMEDIATE INCOME BUILDER)

                                Issued through

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                   (FORMERLY PFL RETIREMENT BUILDER VARIABLE
                               ANNUITY ACCOUNT)

                                  Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (FORMERLY PFL LIFE INSURANCE COMPANY)

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Immediate Income Builder Annuity Contract offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and for the underlying portfolios.


Dated:   May 1, 2001

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS.......................................................     3
THE CONTRACT--GENERAL PROVISIONS........................................     4
Transfers...............................................................     4
Delay of Transfers......................................................     4
Entire Contract.........................................................     4
Assignment..............................................................     4
Beneficiary.............................................................     5
Change of Beneficiary...................................................     5
Incontestability........................................................     5
Misstatement of Age or Sex..............................................     5
Modification of Contract................................................     5
Nonparticipating........................................................     5
Owner...................................................................     5
Proof of Death..........................................................     6
Proof of Survival.......................................................     6
Death Before First Payment Date.........................................     6
Protection of Proceeds..................................................     6
1035 Exchanges..........................................................     6
Present Value of Future Payments........................................     6
Stabilized Payments.....................................................     7
Optional Payment Guarantee Riders.......................................     8
Adjustments to Guaranteed Payment Under
   Optional Payment Guarantee Riders....................................     8
Calculation of New Stabilized Payment Under
   Step-up Payment Guarantee............................................     8
FEDERAL TAX MATTERS.....................................................     9
Tax Status of the Contract..............................................     9
Taxation of Transamerica................................................    10
INVESTMENT EXPERIENCE...................................................    10
Annuity Unit Value and Annuity Payment Rates............................    10
STATE REGULATION OF TRANSAMERICA........................................    12
ADMINISTRATION..........................................................    12
RECORDS AND REPORTS.....................................................    12
DISTRIBUTION OF THE CONTRACTS...........................................    12
OTHER PRODUCTS..........................................................    13
CUSTODY OF ASSETS.......................................................    13
HISTORICAL PERFORMANCE DATA.............................................    13
Money Market Yields.....................................................    13
Other Subaccount Yields.................................................    14
Total Returns...........................................................    14
Other Performance Data..................................................    15
Hypothetical (Adjusted Historical) Performance Data.....................    15
LEGAL MATTERS...........................................................    15
INDEPENDENT AUDITORS....................................................    15
OTHER INFORMATION.......................................................    16
FINANCIAL STATEMENTS....................................................    16

                               GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person(s) upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Supportable Payment--The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract which may be of interest to a prospective purchaser.

                       THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:
 .    transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or
 .    transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Fidelity Management & Research Company believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of Transamerica.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

 .    one cash lump sum to be distributed within five years of the deceased owner's death; or
 .    annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or
 .    annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment options you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax adviser.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Had you not selected stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your account.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

----------------------------------------------------------------------------------------------------------------------

                           Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Years Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500

----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00             --            --        400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.254526       $501.81        $500.00        0.0084        400.0084
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.253122       $501.25        $500.00        0.0058        400.0142
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.247324       $498.93        $500.00       (0.0050)       400.0092
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.247818       $499.13        $500.00       (0.0040)       400.0051
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.244178       $497.67        $500.00       (0.0109)       399.9943
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.250422       $500.17        $500.00        0.0008        399.9951
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.245175       $498.07        $500.00       (0.0090)       399.9861
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.251633       $500.65        $500.00        0.0030        399.9891
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.253114       $501.25        $500.00        0.0058        399.9949
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.261542       $504.62        $500.00        0.0212        400.0161
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.265963       $506.39        $500.00        0.0293        400.0454
----------------------------------------------------------------------------------------------------------------------
                  January 1      400.0000       1.270547       $508.22        $500.00        0.0387        400.0841
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0841       1.275148       $510.17        $508.33        0.0086        400.0927
----------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.35% Separate Account Charge and 0.61% portfolio expenses, and the calculations assume that no optional payment guarantee has been selected.

Surrender Value. When you have elected stabilized payments, the amount of the
---------------
surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.

Death Benefit. When you have elected stabilized payments, the amount of the
-------------
death benefit, if any, is calculated
using the current supportable payment instead of the stabilized payment.

Transfers. Transfers from variable to fixed annuity payments will reduce the
---------
next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Effect Of Payment Options With Reduced Payments To The Survivor On Stabilized
-----------------------------------------------------------------------------
Payments. If you have selected a Joint and Survivor payment option with reduced
--------
payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

Certain Only Payment Option. Please note that if you have chosen a Certain Only
---------------------------
payment option, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Optional Payment Guarantee Riders

Transamerica bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, Transamerica bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate Transamerica for this and other risks, a rider fee will be deducted.


Adjustments to Guaranteed Payment Under Optional Payment Guarantee Riders

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro
------------------
rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers. Transfers from variable to fixed annuity payments will reduce the
---------
guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments under Certain Payment Options. If you have selected a Joint and
----------------------------------------------
Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.

Calculation of New Stabilized Payment Under Step-up Payment Guarantee

If you elect the Step-up Payment Guarantee, then on each contract anniversary, a new stabilized step-up payment will be determined and you will be notified of the new payment amount for the upcoming contract year. The new stabilized payment can increase, but it will not decrease.

The new stabilized payment will equal the greater of [(a-b) * c] + b or b, where:

   (a) is the current supportable payment;
   (b) is the current stabilized payment; and
   (c) is the immediate payment increase allocation (which determines how much of the gain in the variable annuity unit values is applied to the new stabilized payment and how much is used to purchase additional variable annuity units; see below).

Accordingly, on any contract anniversary:

IF:      the supportable payment is greater than the current stabilized payment;
                                    -------
THEN:    the stabilized payment will increase.

IF:      the supportable payment is less than or equal to the current stabilized
                                    ----
         payment;
THEN:    the stabilized payment will remain unchanged.

The immediate payment increase allocation is 80%. This means that 80% of the gain in the value of the variable annuity units on a contract anniversary will be received immediately in the form of increased variable annuity payments and the remaining 80% will be used to purchase additional variable annuity units.

                              FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements. Section 817(h) of the Code provides that separate
----------------------------
account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although Transamerica does not have direct control over the underlying funds in which the separate account invests, Transamerica believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. Transamerica reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions. In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Starting Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.


Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, we may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c)  is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a)  is the net result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;
     (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and
     (c) is an amount representing the separate account charge and any rider fees, if applicable.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

 Illustrations of Calculation for Annuity Unit Value and Nonstabilized Variable
                                   Payments

 Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where:   A = variable annuity unit value for the immediately preceding valuation period.
         B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.

         C = a daily factor to neutralize the assumed investment return built into the annuity tables used.
         C = (1/(1 + AIR)) (1/365) = 0.999905754 (3.5% AIR) OR 0.999866337
             (5% AIR)

For example, if the AIR is 5% and:               A = $20 on the day prior to the
                                                     first payment
                                                 B = 1.01
                                                 C = 1/(1.055) (1/365) =
                                                     0.999866337

Then, the variable annuity unit value is equal to V = A x B x C
                                                    = $20 x 1.01 x .999866337
                                                    = 20.1973

Formula and Illustration for Determining Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:            D = the contract value as of the contract issue date.
                  E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:   D = $100,000
                  E  = 7.00

Then, the first monthly variable annuity payment is equal to P = (D x E)/$1,000
                                                               = ($100,000 x
                                                                 7.00)/$1,000
                                                               = $700

Formula and Illustration for Determining the Number of Annuity Units Represented
   by Each Monthly Variable Annuity Payment (assuming investment in only one
                                  Subaccount)

Number of variable annuity units = U = P/V

Where: P = the dollar amount of the first monthly variable annuity payment. V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:   P = $700
                  V = 20.1973

Then, the variable annuity units is equal to U = P/V
                                               = $700/20.1973
                                               = 34.6581 units

   Formula and Illustration for Determining a Future Monthly Variable Annuity
             Payment (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:            U = the variable annuity units
                  V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:   U = 34.6581
                  V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x
20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                       STATE REGULATION OF TRANSAMERICA

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts.

However, we reserve the right to discontinue the offering of the contracts.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter. During 2000 and 1999, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Immediate Income Builder policies was $12,640.11 and $3,520.00. No fees had been paid prior to 1999 to any broker/dealers for their services.

                                OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts0 . Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS x ES)/UV) x (365/7)

Where:
NCS  = the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   = per unit expenses of the subaccount for the 7-day period.
UV   = the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCS-ES)/UV))365/7-1

Where:
NCS  = the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   = per unit expenses of the subaccount for the 7-day period.
UV   = the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the yield of the Money Market Subaccount was 5.112%, and the effective yield was 5.242%.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and
(iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:
NI = net investment income of the subaccount for the 30-day period attributable to the subaccount's
ES = expenses of the subaccount for the 30-day period.
U  = the average number of units outstanding.
UV = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)n = ERV

Where:
T    = the average annual total return net of subaccount recurring charges.
ERV  = the ending redeemable value of the hypothetical account at the end of the period.
P    = a hypothetical initial payment of $1,000.
N    = the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                               CTR = (ERV/P) - 1

Where:
CTR  = the cumulative total return net of subaccount recurring charges for the period.
ERV  = the ending redeemable value of the hypothetical investment at the end of the period.
P    = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Hypothetical (Adjusted Historical) Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                 LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by Immediate Income Builder contract owners, as of December 31, 2000 and for the period May 28, 1999 (commencement of operations) through December 31, 1999 and the year ended December 31, 2000, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial Statements of certain subaccounts of PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by Immediate Income Builder contract owners are contained herein. The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company), which are included in this Statement of Additional Information, should be considered only as bearing on Transamerica's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                             Financial Statements

              PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                         Year ended December 31, 2000
                      with Report of Independent Auditors

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                             Financial Statements


                         Year ended December 31, 2000



                                    Contents

Report of Independent Auditors..............................................   1

Financial Statements

Balance Sheets..............................................................   2
Statements of Operations....................................................   6
Statements of Changes in Contract Owners' Equity............................  10
Notes to Financial Statements...............................................  16

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the PFL Immediate Income Builder,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Retirement Builder Variable Annuity Account (comprised of the VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond, VIP II Asset Manager, VIP II Asset Manager: Growth, VIP II Contrafund, VIP II Index 500, VIP III Growth Opportunities, VIP III Growth &Income, VIP III Balanced and VIP III Mid Cap subaccounts), which are available for investment by contract owners of the PFL Immediate Income Builder, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Retirement Builder Variable Annuity Account which are available for investment by contract owners of the PFL Immediate Income Builder at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 2, 2001

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                                Balance Sheets

                               December 31, 2000




                                                                  VIP Money
                                                                    Market
                                                                  Subaccount
                                                                  ----------
Assets
Cash                                                                $     1
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund:
     VIP Money Market Portfolio                                       6,290
     VIP High Income Portfolio                                            -
     VIP Equity-Income Portfolio                                          -
     VIP Growth Portfolio                                                 -
     VIP Overseas Portfolio                                               -
   Variable Insurance Products Fund II:
     VIP II Investment Grade Bond Portfolio                               -
     VIP II Asset Manager Portfolio                                       -
     VIP II Asset Manager: Growth Portfolio                               -
     VIP II Contrafund Portfolio                                          -
     VIP II Index 500 Portfolio                                           -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio                               -
     VIP III Growth & Income Portfolio                                    -
     VIP III Balanced Portfolio                                           -
     VIP III Mid Cap Portfolio                                            -
                                                                    -------
Total investments in mutual funds                                     6,290
                                                                    -------
Total assets                                                        $ 6,291
                                                                    =======

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                    $     -
                                                                    -------
Total liabilities                                                         -

Contract owners' equity:
   Annuity reserves                                                   6,291
                                                                    -------
Total liabilities and contract owners' equity                       $ 6,291
                                                                    =======


See accompanying notes.

                                                                                       VIP II
            VIP High          VIP Equity-                                            Investment
             Income             Income            VIP Growth      VIP Overseas       Grade Bond
           Subaccount         Subaccount          Subaccount       Subaccount        Subaccount
           ------------------------------------------------------------------------------------
           $      4              $     -            $      1         $      -           $     -


                  -                    -                   -                -                 -
              4,627                    -                   -                -                 -
                  -                6,315                   -                -                 -
                  -                    -              90,828                -                 -
                  -                    -                   -           18,203                 -

                  -                    -                   -                -             6,451
                  -                    -                   -                -                 -
                  -                    -                   -                -                 -
                  -                    -                   -                -                 -
                  -                    -                   -                -                 -

                  -                    -                   -                -                 -
                  -                    -                   -                -                 -
                  -                    -                   -                -                 -
                  -                    -                   -                -                 -
           ------------------------------------------------------------------------------------
              4,627                6,315              90,828           18,203             6,451
           ------------------------------------------------------------------------------------
           $  4,631              $ 6,315            $ 90,829         $ 18,203           $ 6,451
           ====================================================================================


           $      2              $     1            $      -         $      -           $     -
           ------------------------------------------------------------------------------------
                  2                    1                   -                -                 -


              4,629                6,314              90,829           18,203             6,451
           ------------------------------------------------------------------------------------
           $  4,631              $ 6,315            $ 90,829         $ 18,203           $ 6,451
           ====================================================================================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                          Balance Sheets (continued)

                                                                                     VIP II Asset
                                                                   VIP II Asset        Manager:
                                                                     Manager            Growth
                                                                    Subaccount        Subaccount
                                                                    ----------------------------
Assets
Cash                                                                $       2           $      -
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund:
     VIP Money Market Portfolio                                             -                  -
     VIP High Income Portfolio                                              -                  -
     VIP Equity-Income Portfolio                                            -                  -
     VIP Growth Portfolio                                                   -                  -
     VIP Overseas Portfolio                                                 -                  -
   Variable Insurance Products Fund II:
     VIP II Investment Grade Bond Portfolio                                 -                  -
     VIP II Asset Manager Portfolio                                    80,337                  -
     VIP II Asset Manager: Growth Portfolio                                 -              5,567
     VIP II Contrafund Portfolio                                            -                  -
     VIP II Index 500 Portfolio                                             -                  -
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio                                 -                  -
     VIP III Growth & Income Portfolio                                      -                  -
     VIP III Balanced Portfolio                                             -                  -
     VIP III Mid Cap Portfolio                                              -                  -
                                                                    ----------------------------
Total investments in mutual funds                                      80,337              5,567
                                                                    ----------------------------
Total assets                                                        $  80,339           $  5,567
                                                                    ============================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                    $       -           $      -
                                                                    ----------------------------
Total liabilities                                                           -                  -

Contract owners' equity:
   Annuity reserves                                                    80,339              5,567
                                                                    ----------------------------
Total liabilities and contract owners' equity                       $  80,339           $  5,567
                                                                    ============================

See accompanying notes.

                                           VIP III          VIP III
       VIP II            VIP II            Growth           Growth &         VIP III          VIP III
     Contrafund        Index 500        Opportunities       & Income         Balanced          Mid Cap
     Subaccount        Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
     ---------------------------------------------------------------------------------------------------
     $      -          $      2           $      1          $      -          $      -         $       -


            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -

            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -
            -                 -                  -                 -                 -                 -
       93,840                 -                  -                 -                 -                 -
            -            25,615                  -                 -                 -                 -

            -                 -             17,638                 -                 -                 -
            -                 -                  -            68,380                 -                 -
            -                 -                  -                 -            54,658                 -
            -                 -                  -                 -                 -           128,431
     ---------------------------------------------------------------------------------------------------
       93,840            25,615             17,638            68,380            54,658           128,431
     ---------------------------------------------------------------------------------------------------
     $ 93,840          $ 25,617           $ 17,639          $ 68,380          $ 54,658         $ 128,431
     ===================================================================================================


     $      1          $      -           $      -          $      -          $      -         $       2
     ---------------------------------------------------------------------------------------------------
            1                 -                  -                 -                 -                 2


       93,839            25,617             17,639            68,380            54,658           128,429
     ---------------------------------------------------------------------------------------------------
     $ 93,840          $ 25,617           $ 17,639          $ 68,380          $ 54,658         $ 128,431
     ===================================================================================================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                           Statements of Operations

                         Year ended December 31, 2000

                                                                                              VIP Money
                                                                                                Market
                                                                                              Subaccount
                                                                                              ----------
Net investment income (loss)
   Income:
     Dividends                                                                                     $ 392
   Expenses:
     Administrative, mortality and expense risk charge                                               152
                                                                                              ----------
Net investment income (loss)                                                                         240

Netrealized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                                             168
     Cost of investments sold                                                                        168
                                                                                              ----------
   Net realized capital gain (loss) from sales of investments                                          -

   Net change in unrealized appreciation/depreciation of investments:
     Beginning of period                                                                               -
     End of period                                                                                     -
                                                                                              ----------
   Net change in unrealized appreciation/depreciation of investments                                   -
                                                                                              ----------
Net realized and unrealized capital gain (loss) from investments                                      (1)
                                                                                              ----------
Increase (decrease) from operations                                                                $ 240
                                                                                              ==========

See accompanying notes.


                                                                             VIP II Investment
  VIP High Income     VIP Equity-Income     VIP Growth       VIP Overseas        Grade Bond
     Subaccount          Subaccount         Subaccount        Subaccount         Subaccount
-------------------------------------------------------------------------------------------------
    $    404                 $475             $ 10,390        $    736               $409

         137                  145                1,237             253                150
-------------------------------------------------------------------------------------------------
         267                  330                9,153             483                259


         137                  145               31,801           1,156                150
         156                  155               28,386           1,301                153
-------------------------------------------------------------------------------------------------
         (19)                 (10)               3,415            (145)                (3)


         144                   78               13,100             987                (39)
      (1,597)                 104              (12,005)         (3,356)               213
-------------------------------------------------------------------------------------------------
      (1,741)                  26              (25,105)         (4,343)               252
-------------------------------------------------------------------------------------------------
      (1,760)                  16              (21,690)         (4,488)               249
-------------------------------------------------------------------------------------------------
     $(1,493)                $346             $(12,537)        $(4,005)              $508
=================================================================================================

                PFL Retirement Builder Variable Annuity Account -
                          PFL Immediate Income Builder

                      Statements of Operations (continued)


                                                                                             VIP II Asset
                                                                             VIP II Asset      Manager:
                                                                                Manager         Growth
                                                                              Subaccount      Subaccount
                                                                            -------------------------------
Net investment income (loss)
   Income:
     Dividends                                                                  $ 5,016        $   662
   Expenses:
     Administrative, mortality and expense risk charge                              891            151
                                                                            -------------------------------
Net investment income (loss)                                                      4,125            511

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                          4,667            150
     Cost of investments sold                                                     5,014            163
                                                                            -------------------------------
   Net realized capital gain (loss) from sales of investments                      (347)           (13)

   Net change in unrealized appreciation/depreciation of investments:
     Beginning of period                                                          1,648            397
     End of period                                                               (6,055)        (1,053)
                                                                            -------------------------------
   Net change in unrealized appreciation (depreciation) of investments           (7,703)        (1,450)
                                                                            -------------------------------
Net realized and unrealized capital gain (loss) from investments                 (8,050)        (1,463)
                                                                            -------------------------------
Increase (decrease) from operations                                             $(3,925)       $  (952)
                                                                            ===============================

See accompanying notes.


        VIP II          VIP II      VIP III Growth   VIP III Growth      VIP III         VIP III
      Contrafund       Index 500     Opportunities      & Income        Balanced         Mid Cap
      Subaccount      Subaccount      Subaccount       Subaccount      Subaccount       Subaccount
   ---------------------------------------------------------------------------------------------------
      $ 11,815        $    750         $    449        $  6,335          $ 3,414         $   560

         1,175             397              233             901              750             818
   ---------------------------------------------------------------------------------------------------
        10,640             353              216           5,436            2,664            (258)


        31,037          22,959            1,180          18,936            5,401          14,644
        30,137          24,039            1,337          20,231            5,483          11,964
   ---------------------------------------------------------------------------------------------------
           900          (1,080)            (157)         (1,295)             (82)          2,680


        10,700             420              169           4,097            3,104           1,118
        (8,165)         (1,802)          (3,040)         (3,723)          (2,769)          9,605
   ---------------------------------------------------------------------------------------------------
       (18,865)         (2,222)          (3,209)         (7,820)          (5,873)          8,487
   ---------------------------------------------------------------------------------------------------
       (17,965)         (3,302)          (3,366)         (9,115)          (5,955)         11,167
   ---------------------------------------------------------------------------------------------------
      $ (7,325)       $ (2,949)         $(3,150)        $(3,679)         $(3,291)        $10,909
   ===================================================================================================

                PFL Retirement Builder Variable Annuity Account -
                          PFL Immediate Income Builder

                Statements of Changes in Contract Owners' Equity

              Year ended December 31, 2000 and the period May 28,
          1999 (commencement of operations) through December 31, 1999


                                                      VIP Money Market               VIP High Income
                                                         Subaccount                     Subaccount
                                                 --------------------------     --------------------------
                                                     2000         1999              2000         1999
                                                 --------------------------     --------------------------
Operations:
  Net investment income (loss)                      $   240    $     18           $   267     $    (21)
  Net realized capital gain (loss)                        -           -               (19)           -
  Net change in unrealized appreciation/
     depreciation of investments                          -           -            (1,741)         144
                                                 --------------------------     --------------------------
Increase (decrease) from operations                     240          18            (1,493)         123

Contract transactions:
   Net contract purchase payments                         1       6,002                 2        6,001
   Transfer payments from (to) other
     subaccounts or general account                     (13)         43                 1           (5)
   Contract terminations, withdrawals, and
     other deductions                                     -           -                 -            -
                                                 --------------------------     --------------------------
Increase (decrease) from contract transactions          (12)      6,045                 3        5,996
                                                 --------------------------     --------------------------
Net increase (decrease) in contract owners'
  equity                                                228       6,063            (1,490)       6,119

Contract owners' equity at beginning of period        6,063           -             6,119            -
                                                 --------------------------     --------------------------
Contract owners' equity at end of period             $6,291      $6,063            $4,629       $6,119
                                                 ==========================     ==========================

See accompanying notes.

         VIP Equity-Income                     VIP Growth                        VIP Overseas
            Subaccount                         Subaccount                         Subaccount
--------------------------------      -----------------------------     -----------------------------
      2000            1999                2000           1999                2000          1999
--------------------------------      -----------------------------     -----------------------------
    $  330           $  (20)              $ 9,153       $  (147)            $   483         $  (22)
       (10)               -                 3,415          (462)               (145)             2

        26               78               (25,105)       13,100              (4,343)           987
--------------------------------      -----------------------------     -----------------------------
       346               58               (12,537)       12,491              (4,005)           967


        (1)           5,999                60,621        60,577              15,618          5,999

         -              (88)                  979           273                   -            523

         -                -               (30,594)         (981)               (899)             -
--------------------------------      -----------------------------     -----------------------------
        (1)           5,911                31,006        59,869              14,719          6,522
--------------------------------      -----------------------------     -----------------------------

       345            5,969                18,469        72,360              10,714          7,489


     5,969                -                72,360             -               7,489              -
--------------------------------      -----------------------------     -----------------------------
    $6,314           $5,969               $90,829       $72,360             $18,203         $7,489
================================      =============================     =============================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

         Statements of Changes in Contract Owners' Equity (continued)

                                                   VIP II Investment Grade           VIP II Asset Manager
                                                       Bond Subaccount                    Subaccount
                                                   -----------------------           ---------------------
                                                     2000          1999                2000         1999
                                                   -----------------------           ---------------------
Operations:
  Net investment income (loss)                     $    259       $    (20)          $  4,125     $   (102)
  Net realized capital gain (loss)                       (3)             -               (347)           5
  Net change in unrealized appreciation/
     depreciation of investments                        252            (39)            (7,703)       1,648
                                                   -----------------------           ---------------------
Increase (decrease) from operations                     508            (59)            (3,925)       1,551

Contract transactions:
   Net contract purchase payments                         -          6,000             80,001       46,001
   Transfer payments from (to) other
     subaccounts or general account                      (1)             3              1,082          284
   Contract terminations, withdrawals, and
     other deductions                                     -              -            (44,212)        (443)
                                                   -----------------------           ---------------------

Increase (decrease) from contract transactions           (1)         6,003             36,871       45,842
                                                   -----------------------           ---------------------
Net increase (decrease) in contract owners'
  equity                                                507          5,944             32,946       47,393

Contract owners' equity at beginning of period        5,944              -             47,393            -
                                                   -----------------------           ---------------------
Contract owners' equity at end of period           $  6,451         $5,944           $ 80,339     $ 47,393
                                                   =======================           =====================

See accompanying notes.

  VIP II Asset Manager: Growth              VIP II Contrafund                   VIP II Index 500
           Subaccount                          Subaccount                         Subaccount
---------------------------------     ------------------------------     ------------------------------
      2000             1999               2000            1999                2000           1999
---------------------------------     ------------------------------     ------------------------------
   $   511          $    (21)           $  10,640      $    (144)          $     353       $    (21)
       (13)                1                  900           (306)             (1,080)             1

    (1,450)              397              (18,865)        10,700              (2,222)           420
---------------------------------     ------------------------------     ------------------------------
      (952)              377               (7,325)        10,250              (2,949)           400


         1             5,999               60,618         60,580              45,002          6,000

         1               141                  638            (66)               (444)           153

         -                 -              (29,908)          (948)            (22,545)             -
---------------------------------     ------------------------------     ------------------------------

         2             6,140               31,348         59,566              22,013          6,153
---------------------------------     ------------------------------     ------------------------------

      (950)            6,517               24,023         69,816              19,064          6,553


     6,517                 -               69,816              -               6,553              -
---------------------------------     ------------------------------     ------------------------------
   $ 5,567          $  6,517            $  93,839      $  69,816           $  25,617       $  6,553
=================================     ==============================     ==============================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                 VIP III Growth
                                                                              Opportunities Subaccount
                                                                              ------------------------
                                                                               2000               1999
                                                                              ------------------------
Operations:
  Net investment income (loss)                                                $   216          $   (21)
  Net realized capital gain (loss)                                               (157)               -
  Net change in unrealized appreciation/depreciation of investments            (3,209)             169
                                                                              ------------------------
Increase (decrease) from operations                                            (3,150)             148

Contract transactions:
   Net contract purchase payments                                              15,619            6,002
   Transfer payments from (to) other subaccounts or general account                (3)             (34)
   Contract terminations, withdrawals, and other deductions                      (943)               -
                                                                              ------------------------
Increase (decrease) from contract transactions                                 14,673            5,968
                                                                              ------------------------
Net increase (decrease) in contract owners' equity                             11,523            6,116

Contract owners' equity at beginning of period                                  6,116                -
                                                                              ------------------------
Contract owners' equity at end of period                                      $17,639          $ 6,116
                                                                              ========================

See accompanying notes.

    VIP III Growth & Income                  VIP III Balanced                   VIP III Mid Cap
           Subaccount                           Subaccount                         Subaccount
---------------------------------     ------------------------------     ------------------------------
      2000             1999               2000            1999                2000           1999
---------------------------------     ------------------------------     ------------------------------
   $  5,436          $   (138)           $  2,664       $   (153)          $    (258)      $     32
     (1,295)             (481)                (82)        (3,192)              2,680              2
     (7,820)            4,097              (5,873)         3,104               8,487          1,118
---------------------------------     ------------------------------     ------------------------------
     (3,679)            3,478              (3,291)          (241)             10,909          1,152


     26,999            60,580                  (1)        60,581             121,120          6,001
       (411)              303                  (9)         3,121               2,608            455
    (18,000)             (890)             (4,626)          (876)            (13,816)             -
---------------------------------     ------------------------------     ------------------------------
      8,588            59,993              (4,636)        62,826             109,912          6,456
---------------------------------     ------------------------------     ------------------------------
      4,909            63,471              (7,927)        62,585             120,821          7,608

     63,471                 -              62,585              -               7,608              -
---------------------------------     ------------------------------     ------------------------------
   $ 68,380          $ 63,471            $ 54,658       $ 62,585           $ 128,429       $  7,608
=================================     ==============================     ==============================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                         Notes to Financial Statements

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Retirement Builder Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-one investment subaccounts, five of which are invested in specified portfolios of the Variable Insurance Products Fund, five of which are invested in specified portfolios of the Variable Insurance Products Fund II, and four of which are invested in specified portfolios of the Variable Insurance Products Fund III (each a "Series Fund" and collectively "the Series Funds"). Activity in these fourteen subaccounts is available to contract owners of the PFL Immediate Income Builder. Activity in the remaining fifty-seven subaccounts (not included herein) are available to contract owners of Retirement Income Builder Variable Annuity, Retirement Income Builder II Variable Annuity, The One Income Annuity and the Portfolio Select, also offered by PFL Life.

Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company.

PFL Life has indicated its intention to change the names of the PFL Retirement Builder Variable Annuity Account and PFL Immediate Income Builder to Retirement Builder Variable Annuity Account and Immediate Income Builder, respectively, effective May 1, 2001.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                      Number of    Net Asset Value    Market
                                                     Shares Held      Per Share        Value        Cost
                                                     ------------------------------------------------------
   Variable Insurance Products Fund:
     VIP Money Market Portfolio                        6,289.580       $  1.00       $   6,290   $   6,290
     VIP High Income Portfolio                           565.594          8.18           4,627       6,224
     VIP Equity-Income Portfolio                         247.456         25.52           6,315       6,211
     VIP Growth Portfolio                              2,080.817         43.65          90,828     102,833
     VIP Overseas Portfolio                              910.620         19.99          18,203      21,559
   Variable Insurance Products Fund II:
     VIP II Investment Grade Bond Portfolio              512.384         12.59           6,451       6,238
     VIP II Asset Manager Portfolio                    5,021.085         16.00          80,337      86,392
     VIP II Asset Manager: Growth Portfolio              386.297         14.41           5,567       6,620
     VIP II Contrafund Portfolio                       3,952.823         23.74          93,840     102,005
     VIP II Index 500 Portfolio                          171.306        149.53          25,615      27,417
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio              994.266         17.74          17,638      20,678
     VIP III Growth & Income Portfolio                 4,480.984         15.26          68,380      72,103
     VIP III Balanced Portfolio                        3,782.551         14.45          54,658      57,427
     VIP III Mid Cap Portfolio                         6,342.253         20.25         128,431     118,826

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                         Year ended                 Period from May 28, 1999
                                                     December 31, 2000              through December 31, 1999
                                                 ---------------------------     --------------------------------
                                                   Purchases       Sales            Purchases          Sales
                                                 ---------------------------     --------------------------------
   Variable Insurance Products Fund:
     VIP Money Market Portfolio                   $     395      $    168         $   6,083         $      20
     VIP High Income Portfolio                          405           137             5,996                21
     VIP Equity-Income Portfolio                        475           145             5,912                21
     VIP Growth Portfolio                            71,954        31,801           114,575            54,848
     VIP Overseas Portfolio                          16,356         1,156             6,524                22
   Variable Insurance Products Fund II:
     VIP II Investment Grade Bond Portfolio             409           150             6,002                20
     VIP II Asset Manager Portfolio                  45,688         4,667            46,259               546
     VIP II Asset Manager: Growth Portfolio             663           150             6,140                21
     VIP II Contrafund Portfolio                     73,023        31,037           114,339            54,914
     VIP II Index 500 Portfolio                      45,323        22,959             6,153                21
   Variable Insurance Products Fund III:
     VIP III Growth Opportunities Portfolio          16,068         1,180             5,968                21
     VIP III Growth & Income Portfolio               32,959        18,936           114,612            54,756
     VIP III Balanced Portfolio                       3,430         5,401           604,032           541,360
     VIP III Mid Cap Portfolio                      124,299        14,644             6,511                22

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of those Subaccounts for which the market value of PFL Life's capital contributions exceed 5% of net assets follows:

   Subaccount                                                                               Market Value
   ----------                                                                             -----------------
   VIP Money Market Portfolio                                                                  $5,916
   VIP High Income Portfolio                                                                    4,628
   VIP Equity-Income Portfolio                                                                  6,315
   VIP Growth Portfolio                                                                         6,192
   VIP Overseas Portfolio                                                                       6,290
   VIP II Investment Grade Bond Portfolio                                                       6,450
   VIP II Asset Manager Portfolio                                                               5,972
   VIP II Asset Manager: Growth Portfolio                                                       5,567
   VIP II Contrafund Portfolio                                                                  5,800
   VIP II Index 500 Portfolio                                                                   6,233
   VIP III Growth Opportunities Portfolio                                                       5,841
   VIP III Growth & Income Portfolio                                                            4,949
   VIP III Balanced Portfolio                                                                   5,699
   VIP III Mid Cap Portfolio                                                                    9,932

For financial statement reporting purposes, PFL Life uses "Equivalent Accumulation Unit Value" and "Equivalent Accumulation Units", which are designated amounts reflecting the value of reserves by each category of mortality and expense. A summary of annuity reserves at December 31, 2000 follows:

                                                                 No Guarantee Contracts with
                                                                Balances Greater than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation      Accumulation Unit       Contract
                Subaccount                            Units Owned             Value              Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                      1,000.000         $ 1.076688          $   1,077
   VIP High Income                                       1,000.000           0.766694                767
   VIP Equity-Income                                     1,000.000           1.047131              1,047
   VIP Growth                                           76,671.513           1.118477             85,755
   VIP Overseas                                         12,105.772           1.106424             13,394
   VIP II Investment Grade Bond                          1,000.000           1.093932              1,094
   VIP II Asset Manager                                  1,000.000           1.030594              1,031
   VIP II Asset Manager: Growth                          1,000.000           0.966806                967
   VIP II Contrafund                                    82,154.750           1.079497             88,686
   VIP II Index 500                                     20,604.087           1.010822             20,827
   VIP III Growth Opportunities                         16,246.047           0.832336             13,522
   VIP III Growth & Income                              63,526.059           1.000218             63,540
   VIP III Balanced                                     52,186.074           0.956488             49,915
   VIP III Mid Cap                                      65,899.321           1.825865            120,323

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                                 No Guarantee Contracts with
                                                                  Balances Less than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation      Accumulation Unit       Contract
              Subaccount                              Units Owned            Value               Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                      1,000.000         $ 1.073308           $  1,073
   VIP High Income                                       1,000.000           0.764290                764
   VIP Equity-Income                                     1,000.000           1.043842              1,044
   VIP Growth                                            1,000.000           1.114982              1,115
   VIP Overseas                                          1,000.000           1.102951              1,103
   VIP II Investment Grade Bond                          1,000.000           1.090497              1,090
   VIP II Asset Manager                                 73,384.778           1.027366             75,393
   VIP II Asset Manager: Growth                          1,000.000           0.963784                964
   VIP II Contrafund                                     1,000.000           1.076109              1,076
   VIP II Index 500                                      1,000.000           1.007655              1,008
   VIP III Growth Opportunities                          1,000.000           0.829725                830
   VIP III Growth & Income                               1,000.000           0.997078                997
   VIP III Balanced                                      1,000.000           0.953472                953
   VIP III Mid Cap                                       1,000.000           1.820144              1,820

                                                                 No Guarantee Contracts with
                                                                Balances Greater than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation      Accumulation Unit       Contract
              Subaccount                              Units Owned            Value               Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                        999.918         $ 1.043589           $  1,044
   VIP High Income                                         996.405           0.783372                781
   VIP Equity-Income                                       997.710           1.066920              1,064
   VIP Growth                                              987.901           1.009883                998
   VIP Overseas                                            994.441           0.939375                934
   VIP II Investment Grade Bond                            997.614           1.077685              1,076
   VIP II Asset Manager                                    994.976           0.991553                987
   VIP II Asset Manager: Growth                            993.624           0.922374                916
   VIP II Contrafund                                       991.526           1.036526              1,028
   VIP II Index 500                                        994.387           0.958521                953
   VIP III Growth Opportunities                            994.300           0.833163                828
   VIP III Growth & Income                                 995.885           0.972613                969
   VIP III Balanced                                        994.295           0.960545                955
   VIP III Mid Cap                                         992.140           1.596717              1,584

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                             Initial Payment Guarantee Contracts
                                                               with Balances Less than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation        Accumulation         Contract
                     Subaccount                       Units Owned          Unit Value            Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                        999.923         $1.041245             $1,041
   VIP High Income                                         996.410          0.781591                779
   VIP Equity-Income                                       997.715          1.064514              1,062
   VIP Growth                                              987.907          1.007610                995
   VIP Overseas                                            994.447          0.937260                932
   VIP II Investment Grade Bond                            997.619          1.075257              1,073
   VIP II Asset Manager                                    994.982          0.989317                984
   VIP II Asset Manager: Growth                            993.629          0.920297                914
   VIP II Contrafund                                       991.532          1.034177              1,025
   VIP II Index 500                                        994.392          0.956372                951
   VIP III Growth Opportunities                            994.305          0.831271                827
   VIP III Growth & Income                                 995.891          0.970426                966
   VIP III Balanced                                        994.301          0.958366                953
   VIP III Mid Cap                                         992.145          1.593118              1,581

                                                             Step-up Payment Guarantee Contracts
                                                              with Balances Greater than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation        Accumulation         Contract
                     Subaccount                       Units Owned          Unit Value            Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                        999.951         $1.029048             $1,029
   VIP High Income                                         996.438          0.772439                770
   VIP Equity-Income                                       997.743          1.052052              1,050
   VIP Growth                                              987.934          0.995810                984
   VIP Overseas                                            994.475          0.926284                921
   VIP II Investment Grade Bond                            997.647          1.062672              1,060
   VIP II Asset Manager                                    995.010          0.977736                973
   VIP II Asset Manager: Growth                            993.657          0.909520                904
   VIP II Contrafund                                       991.560          1.022078              1,013
   VIP II Index 500                                        994.419          0.945166                940
   VIP III Growth Opportunities                            994.332          0.821535                817
   VIP III Growth & Income                                 995.919          0.959072                955
   VIP III Balanced                                        994.328          0.947154                942
   VIP III Mid Cap                                         992.173          1.574484              1,562

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                             Step-up Payment Guarantee Contracts
                                                               with Balances Less than $50,000
                                                   ---------------------------------------------------------
                                                       Equivalent          Equivalent            Total
                                                      Accumulation      Accumulation Unit      Contract
                     Subaccount                       Units Owned             Value              Value
------------------------------------------------------------------------------------------------------------
   VIP Money Market                                        999.957          $1.026782            $1,027
   VIP High Income                                         996.443           0.770720               768
   VIP Equity-Income                                       997.748           1.049710             1,047
   VIP Growth                                              987.939           0.993587               982
   VIP Overseas                                            994.480           0.924226               919
   VIP II Investment Grade Bond                            997.653           1.060304             1,058
   VIP II Asset Manager                                    995.015           0.975562               971
   VIP II Asset Manager: Growth                            993.661           0.907497               902
   VIP II Contrafund                                       991.565           1.019795             1,011
   VIP II Index 500                                        994.425           0.943062               938
   VIP III Growth Opportunities                            994.337           0.819708               815
   VIP III Growth & Income                                 995.924           0.956919               953
   VIP III Balanced                                        994.333           0.945039               940
   VIP III Mid Cap                                         992.178           1.570992             1,559

A summary of equivalent accumulation unit activity follows:

                                     VIP Money       VIP High         VIP                            VIP
                                      Market          Income      Equity-Income   VIP Growth       Overseas
                                    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
                                   -------------------------------------------------------------------------
  Units outstanding, beginning
     of period                               -               -              -              -               -
  Units purchased                        6,006           5,992          5,997         58,092           5,984
  Units redeemed and transferred            (6)             (6)            (6)          (809)             (6)
                                   -------------------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 1999                        6,000           5,986          5,991         57,283           5,978
  Units purchased                            -               -              -         48,102          11,846
  Units redeemed and transferred             -               -              -        (23,762)           (740)
                                   -------------------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 2000                        6,000           5,986          5,991         81,623          17,084
                                   =========================================================================

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                      VIP II                    VIP II Asset
                                    Investment   VIP II Asset     Manager:         VIP II          VIP II
                                    Grade Bond     Manager         Growth        Contrafund      Index 500
                                    Subaccount    Subaccount     Subaccount      Subaccount      Subaccount
                                   ---------------------------------------------------------------------------

  Units outstanding, beginning
     of period                             -              -              -              -               -
  Units purchased                      5,997         44,257          5,981         60,671           5,984
  Units redeemed and transferred          (6)          (426)            (6)          (849)             (6)
                                   ---------------------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 1999                      5,991         43,831          5,975         59,822           5,978
  Units purchased                          -         76,542              -         53,182          40,770
  Units redeemed and transferred           -        (42,008)             -        (25,883)        (21,166)
                                   ---------------------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 2000                      5,991         78,365          5,975         87,121          25,582
                                   ===========================================================================

                                       VIP III        VIP III
                                       Growth         Growth &        VIP III        VIP III
                                    Opportunities      Income        Balanced        Mid Cap
                                     Subaccount      Subaccount     Subaccount      Subaccount
                                   -------------------------------------------------------------
  Units outstanding, beginning
     of period                              -                -             -               -
  Units purchased                       5,983           61,396        62,727           5,975
  Units redeemed and transferred           (6)            (860)         (880)             (6)
                                   -------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 1999                       5,977           60,536        61,847           5,969
  Units purchased                      16,262           26,094            (1)         73,403
  Units redeemed and transferred       (1,016)         (18,120)       (4,683)         (8,504)
                                   -------------------------------------------------------------
  Units outstanding at Decem-
     ber 31, 2000                      21,223           68,510        57,163          70,868
                                   =============================================================

4. Administrative, Mortality and Expense Risk Charge

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For policies with value of less than $50,000, this charge is equal to an effective annual rate of 1.20% of the value of the contract owner's individual account. For policies with value of $50,000 or more, the corresponding charge is equal to an effective annual rate of 1.00% of the value of the contract owner's individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

               PFL Retirement Builder Variable Annuity Account -
                         PFL Immediate Income Builder

                   Notes to Financial Statements (continued)




4. Administrative, Mortality and Expense Risk Charge (continued)

PFL Life also deducts a charge for those contract owners electing either of the available payment guarantee options. A daily charge equal to an annual rate of 1.25% is deducted from the contract owners' account for the initial payment guarantee. This charge is equal to 2.50% for the step-up payment guarantee.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)   (a)  Resolution of the Board of Directors of PFL Life Insurance
                     Company authorizing establishment of the Separate Account. /1/

          (2)        Not Applicable.

          (3)   (a)  Principal Underwriting Agreement by and between PFL Life
                     Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation./4/

                (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer./9/

          (4)   (a)  Form of Contract for the PFL Immediate Income Annuity./7/

          (5)   (a)  Form of Application for the PFL Immediate Income Annuity.
                     /7/

          (6)   (a)  Articles of Incorporation of PFL Life Insurance Company./1/

                (b)  ByLaws of PFL Life Insurance Company./1/

          (7)   Not Applicable.

          (8)   (a)  Participation Agreement by and between Variable Insurance
                     Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto./2/

                (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./3/

                (c) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

                (d) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

          (9)   Opinion and Consent of Counsel./6/

          (10)  (a)  Consent of Independent Auditors./11/

          (10)  (b)  Opinion and Consent of Actuary./10/

          (11)       Not applicable.

          (12)       Not applicable.

          (13)       Performance Data Calculations./8/

          (14)       Powers of Attorney. (P.S. Baird, C.D. Vermie,
                     W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 9. (Bart Herbert, Jr.) Note 11.

    /1/ Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

    /2/ Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

    /3/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

    /4/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

    /5/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

    /6/ Filed with the initial Form N-4 Registration Statement (File No. 333-61063) on August 10, 1998.

    /7/ Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.

    /8/ Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-61063) on April 28, 1999.

    /9/ Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-61063) on November 2, 1999.

    /10/ Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-61063) on April 27, 2000.

    /11/  Filed herewith.

Item 25. Directors and Officers of the Depositor Transamerica Life Insurance Company (formerly PFL Life Insurance Company)


Name and Business Address                               Principal Positions and Offices with
-------------------------                               ------------------------------------
                                                        Depositor
                                                        ---------
Larry N. Norman                                         Director and President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                        Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                                Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                         Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                                General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                                      Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                                Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Bart Herbert, Jr.                                       Director, Executive Vice President
4333 Edgewood Road, N.E.                                and Chairman of the Board
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                         Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                        Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                                Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company


Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.


Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans


BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only


First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.     Number of Contract Owners

             As of December 31, 2000, there were 14 Contract owners.


Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                                 Ann Spaes
Director and President                          Director and Vice President

Frank A. Camp                                   Bob Warner
Secretary                                       Assistant Compliance Officer

Lisa Wachendorf                                 Linda Gilmer
Director, Vice President and                    Treasurer/Controller
Chief Compliance Officer
                                                Priscilla Hechler
Thomas R. Moriarty                              Assistant Secretary and Assistant Vice President
Vice President
                                                Thomas Pierpan
Emily Bates                                     Assistant Secretary and Assistant Vice President
Assistant Treasurer
                                                Darin D. Smith
Clifton Flenniken                               Assistant Secretary and Assistant Vice President
Assistant Treasurer

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $12,640.11 and $3,520.00 from the Registrant for the year ending December 31, 2000 and December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.     Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

                                   SIGNATURE

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2001.


                                    RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                                    (formerly PFL Retirement Builder Variable
                                    Annuity Account)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor

                                                        *
                                    ------------------------------------------
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


     Signatures                    Title                     Date
---------------------  -----------------------------  -------------------

     *                 Director                       _____________, 2001
---------------------
Patrick S. Baird

/s/ Craig D. Vermie    Director                            April 26, 2001
---------------------
Craig D. Vermie

     *                 Director                       _____________, 2001
---------------------  (Principal Executive Officer)
Larry N. Norman

     *                 Director                       _____________, 2001
---------------------
Bart Herbert, Jr.

     *                 Director                       _____________, 2001
---------------------
Douglas C. Kolsrud

     *                 Vice President and             _____________, 2001
---------------------  Corporate Controller
Robert J. Kontz

     *                 Treasurer                      _____________, 2001
---------------------
Brenda K. Clancy

*Craig D. Vermie, Attorney-in-fact

                                                                Registration No.
                                                                       333-61063



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                            IMMEDIATE INCOME BUILDER
                    (FORMERLY PFL IMMEDIATE INCOME BUILDER)

                                _______________

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.             Description of Exhibit          Page No.*
--------------  -------------------------------------   ---------
(10)(a)         Consent of Independent Auditors

(14)            Powers of Attorney


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